                                                      Registration No. 2-89972
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION

                               Washington, D.C.  20549

                                   ----------------

                           POST-EFFECTIVE AMENDMENT NO. 20

                                          To
                                       FORM S-6
                                REGISTRATION STATEMENT
                                        Under
                              The Securities Act of 1933

                                   ----------------

                      NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                                (Exact Name of Trust)
                    THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                                 (Name of Depositor)
                              720 East Wisconsin Avenue
                             Milwaukee, Wisconsin  53202
            (Complete address of depositor's principal executive offices)

       JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
                    The Northwestern Mutual Life Insurance Company
                              720 East Wisconsin Avenue
                             Milwaukee, Wisconsin  53202
                   (Name and complete address of agent for service)

    It is proposed that this filing will become effective _____ immediately upon filing pursuant to paragraph (b)
    __X__ on April 30, 1998 pursuant to paragraph (b)
    _____ 60 days after filing pursuant to paragraph (a)(1)
    _____ on (DATE) pursuant to paragraph (a)(1)
          of Rule 485
    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                   ----------------

                    THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                      NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

                                CROSS-REFERENCE SHEET


     Cross reference sheet showing location in Prospectus of information required by Form N-8B-2.

     Item Number                                Heading in Prospectus
     -----------                                ---------------------

         1 . . . . . . . . . . . . . . .  Cover Page
         2 . . . . . . . . . . . . . . .  Cover Page; Northwestern Mutual Life
         3 . . . . . . . . . . . . . . .  Not Applicable
         4 . . . . . . . . . . . . . . .  Distribution of the Policies
         5 . . . . . . . . . . . . . . .  The Account
         6 . . . . . . . . . . . . . . .  The Account
         9 . . . . . . . . . . . . . . .  Legal Proceedings
        10(a). . . . . . . . . . . . . .  Other Policy Provisions:
                                          OWNER and COLLATERAL ASSIGNMENT
        10(b). . . . . . . . . . . . . .  Annual Dividends
        10(c) and (d)  . . . . . . . . .  Death Benefit, Cash Value, Policy
                                          Loans, Right to Return Policy, Right
                                          to Exchange for a Fixed Benefit
                                          Policy, Payment Plans
        10(e). . . . . . . . . . . . . .  Grace Period, Extended Term and
                                          Paid-Up Insurance, Reinstatement
        10(f). . . . . . . . . . . . . .  Voting Rights
                                          10(g) Voting Rights, Substitution of
                                          Fund  Shares and Other Charges 10(h)
                                          Voting Rights, Substitution of Fund
                                          Shares and Other Charges
        10(I). . . . . . . . . . . . . .  Premiums, Death Benefit, Annual
                                          Dividends, Other Policy Provisions:
                                          PAYMENT PLANS
        11 . . . . . . . . . . . . . . .  The Account, The Fund, Aggressive
                                          Growth Stock Portfolio, International
                                          Equity Portfolio, Growth Stock
                                          Portfolio, Growth and Income Stock
                                          Portfolio, Index 500 Stock Portfolio,
                                          Balanced Portfolio, High Yield Bond
                                          Portfolio, Select Bond Portfolio, and
                                          Money Market Portfolio
        12 . . . . . . . . . . . . . . .  The Fund
        13 . . . . . . . . . . . . . . .  The Fund, Deductions and Charges,
                                          Deductions from Premiums for Whole
                                          Life and Extra Ordinary Life Policies,
                                          Deductions for Single Premium Life
                                          Policies, Charges Against the Account
                                          Assets
        14 . . . . . . . . . . . . . . .  Requirements for Insurance
        15 . . . . . . . . . . . . . . .  Premiums, Allocations to the Account
        16 . . . . . . . . . . . . . . .  The Account, The Fund, Allocations to
                                          the Account, Transfers Between
                                          Divisions

        17 . . . . . . . . . . . . . . .  Same Captions as Items 10(a), (c),
                                          and (d)
        18 . . . . . . . . . . . . . . .  The Account, Annual Dividends
        19 . . . . . . . . . . . . . . .  Reports
        20 . . . . . . . . . . . . . . .  Not Applicable
        21 . . . . . . . . . . . . . . .  Policy Loans
        22 . . . . . . . . . . . . . . .  Not Applicable
        23 . . . . . . . . . . . . . . .  Not Applicable
        24 . . . . . . . . . . . . . . .  Not Applicable
        25 . . . . . . . . . . . . . . .  Not Applicable
        26 . . . . . . . . . . . . . . .  Not Applicable
        27 . . . . . . . . . . . . . . .  Northwestern Mutual Life
        28 . . . . . . . . . . . . . . .  Management
        29 . . . . . . . . . . . . . . .  Not Applicable
        30 . . . . . . . . . . . . . . .  Not Applicable
        31 . . . . . . . . . . . . . . .  Not Applicable
        32 . . . . . . . . . . . . . . .  Not Applicable
        33 . . . . . . . . . . . . . . .  Not Applicable
        34 . . . . . . . . . . . . . . .  Not Applicable
        35 . . . . . . . . . . . . . . .  Northwestern Mutual Life
        37 . . . . . . . . . . . . . . .  Not Applicable
        38 . . . . . . . . . . . . . . .  Distribution of the Policies
        39 . . . . . . . . . . . . . . .  Distribution of the Policies
        40 . . . . . . . . . . . . . . .  The Fund
        41 . . . . . . . . . . . . . . .  The Fund, Distribution of the Policies
        42 . . . . . . . . . . . . . . .  Not Applicable
        43 . . . . . . . . . . . . . . .  Not Applicable
        44 . . . . . . . . . . . . . . .  The Fund, Requirements for Insurance,
                                          Premiums
        45 . . . . . . . . . . . . . . .  Not Applicable
        46 . . . . . . . . . . . . . . .  Same Captions as Items 10(c) and (d)
        47 . . . . . . . . . . . . . . .  Not Applicable
        48 . . . . . . . . . . . . . . .  Not Applicable
        49 . . . . . . . . . . . . . . .  Not Applicable
        50 . . . . . . . . . . . . . . .  The Account
        51 . . . . . . . . . . . . . . .  Numerous Captions
        52 . . . . . . . . . . . . . . .  Substitution of Fund Shares and Other
                                          Changes
        53 . . . . . . . . . . . . . . .  Charges Against the Account Assets
        54 . . . . . . . . . . . . . . .  Not Applicable
        55 . . . . . . . . . . . . . . .  Not Applicable

PROSPECTUS


April 30, 1998



NORTHWESTERN
MUTUAL LIFE-Registered Trademark-


The Quiet Company-Registered Trademark-


          NORTHWESTERN MUTUAL VARIABLE LIFE
               Whole Life
               Extra Ordinary Life
               Single Premium Life









                                        (PHOTO)












Northwestern Mutual
Series Fund, Inc.

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

CONTENTS

                                                                         PAGE
Prospectus . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
  Northwestern Mutual Variable Life. . . . . . . . . . . . . . . . . . . .  1
Summary of the Policies. . . . . . . . . . . . . . . . . . . . . . . . . .  2
  Variable Life Insurance. . . . . . . . . . . . . . . . . . . . . . . . .  2
  The Account and its Divisions. . . . . . . . . . . . . . . . . . . . . .  2
  Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . .  2
  Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
The Northwestern Mutual Life Insurance Company,
  Northwestern Mutual Variable Life Account and
  Northwestern Mutual Series Fund, Inc.. . . . . . . . . . . . . . . . . .  4
   Northwestern Mutual Life. . . . . . . . . . . . . . . . . . . . . . . .  4
   The Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
  The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
    Aggressive Growth Stock Portfolio. . . . . . . . . . . . . . . . . . .  4
    International Equity Portfolio . . . . . . . . . . . . . . . . . . . .  4
    Growth Stock Portfolio . . . . . . . . . . . . . . . . . . . . . . . .  4
    Growth and Income Stock Portfolio. . . . . . . . . . . . . . . . . . .  4
    Index 500 Stock Portfolio  . . . . . . . . . . . . . . . . . . . . . .  4
    Balanced Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . .  5
    High Yield Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . .  5
    Select Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . . .  5
    Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . .  5
Detailed Information about the Policies. . . . . . . . . . . . . . . . . .  5
  Requirements for Insurance . . . . . . . . . . . . . . . . . . . . . . .  5
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
  Grace Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Allocations to the Account . . . . . . . . . . . . . . . . . . . . . . .  7
  Transfers Between Divisions. . . . . . . . . . . . . . . . . . . . . . .  7
  Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Deductions from Premiums for Whole
   Life and Extra Ordinary Life Policies . . . . . . . . . . . . . . . . .  7
  Deductions for Single Premium
   Life Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Charges Against the Account Assets . . . . . . . . . . . . . . . . . . .  9
  Guarantee of Premiums, Deductions
   and Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
    Variable Insurance Amount. . . . . . . . . . . . . . . . . . . . . . .  9
    Whole Life Policy and Single
     Premium Life Policy . . . . . . . . . . . . . . . . . . . . . . . . . 10
    Extra Ordinary Life Policy . . . . . . . . . . . . . . . . . . . . . . 11
  Cash Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  Annual Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Extended Term and Paid-Up Insurance. . . . . . . . . . . . . . . . . . . 15
  Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Right to Return Policy . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Right to Exchange for a Fixed
   Benefit Policy. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Other Policy Provisions. . . . . . . . . . . . . . . . . . . . . . . . . 15
    Owner. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
    Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
    Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
    Suicide. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
    Misstatement of Age or Sex . . . . . . . . . . . . . . . . . . . . . . 16
    Collateral Assignment. . . . . . . . . . . . . . . . . . . . . . . . . 16
    Payment Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
    Deferral of Determination and Payment. . . . . . . . . . . . . . . . . 16
  Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Substitution of Fund Shares
   and Other Changes . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Special Policy for Employers . . . . . . . . . . . . . . . . . . . . . . 17
  Distribution of the Policies . . . . . . . . . . . . . . . . . . . . . . 17
  Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . . . 17
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

  Report of Independent Accountants
    (for the two years ended December 31, 1997)  . . . . . . . . . . . . . 21


 Financial Statements of the Account
    (for the two years ended December 31, 1997)  . . . . . . . . . . . . . 22


 Financial Statements of Northwestern Mutual Life
    (for the three years ended
    December 31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . 28


 Report of Independent Accountants
    (for the three years ended
    December 31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . 41

  Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42

P R O S P E C T U S

NORTHWESTERN MUTUAL VARIABLE LIFE

     -    WHOLE LIFE
     -    EXTRA ORDINARY LIFE
     -    SINGLE PREMIUM LIFE

This prospectus describes three variable life insurance policies (the "Policies") issued by The Northwestern Mutual Life Insurance Company: Whole Life, Extra Ordinary Life and Single Premium Life. Each Policy is designed to provide lifetime insurance coverage on the insured named in the Policy. A Policy may also be surrendered for its cash value during the lifetime of the insured. The death benefit and cash value of a Policy will vary to reflect the investment experience of Northwestern Mutual Variable Life Account (the "Account").

The owner of a Policy may allocate the net premiums to one or more of the nine divisions of the Account. The assets of each division will be invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The prospectus for the Fund, attached to this prospectus, describes the investment objectives of the nine Portfolios: the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio.

Northwestern Mutual Life guarantees that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the Account's investment experience, so long as premiums are paid when due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as premiums are paid when due and no Policy debt is outstanding. The Extra Ordinary Life Policy is designed for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, the death benefit will never be less than the face amount of the Policy, if no Policy debt is outstanding. There is no guaranteed minimum cash value for any of the three Policies.

In the early years of a Policy it is likely that the cash value will be less than the premium amounts accumulated at interest. This is because of the sales and issuance costs for a new Policy. For a Whole Life Policy or an Extra Ordinary Life Policy deductions for sales costs are made from premiums. These deductions are higher during the early Policy years. For a Single Premium Life Policy deductions for sales costs are made from the cash values of Policies surrendered during the early Policy years. Therefore a Policy should be purchased only if the purchaser intends to keep it in force for a reasonably long period.


A policy may be returned for a full refund for a limited period of time. See "Right to Return Policy", p. 15.


THE POLICIES DESCRIBED IN THIS PROSPECTUS ARE NO LONGER BEING ISSUED. THE VARIABLE COMPLIFE-REGISTERED TRADEMARK- POLICY CURRENTLY BEING OFFERED BY NORTHWESTERN MUTUAL LIFE IS DESCRIBED IN A SEPARATE PROSPECTUS.

IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A VARIABLE LIFE INSURANCE POLICY. SEE DEDUCTIONS AND CHARGES AND CASH VALUE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THESE VARIABLE LIFE INSURANCE POLICIES IS TO PROVIDE INSURANCE PROTECTION. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

--------------------------------------------------------------------------------
SUMMARY OF THE POLICIES


VARIABLE LIFE INSURANCE

Variable life insurance is similar in many ways to traditional fixed-benefit whole life insurance. There are also significant differences. For both fixed and variable insurance the owner of the policy pays level premiums for lifetime insurance coverage on the person insured. Both kinds of insurance provide a cash value payable upon surrender of the policy during the insured's lifetime. In each case the cash value during the early years is ordinarily less than the sum of the premiums paid. Various optional benefits may be added to either kind of policy (except single premium policies) at extra cost.

The distinctive feature of the variable Policies described in this prospectus is that the premiums, after certain deductions, are placed in one or more divisions of Northwestern Mutual Variable Life Account. The death benefit and cash value of the Policy will increase or decrease to reflect the investment performance of the division or divisions selected. The death benefit is adjusted annually on the Policy anniversary. Northwestern Mutual Life guarantees that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, so long as premiums are paid when due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, Northwestern Mutual Life guarantees that the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as premiums are paid when due and no Policy debt is outstanding. The Extra Ordinary Life Policy is designed for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, Northwestern Mutual Life guarantees that the death benefit will never be less than the face amount of the Policy, if no policy debt is outstanding. For all of the Policies, the cash value is adjusted daily. There is no guaranteed minimum cash value.

THE ACCOUNT AND ITS DIVISIONS


The Account has nine divisions. The owner of the Policy determines how the net annual premium is to be apportioned. The assets of each division are invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. The nine Portfolios are the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The investment objectives of the Portfolios are briefly described herein. See "The Fund", p. 4. For additional information see the attached prospectus for the Fund.


DEDUCTIONS AND CHARGES

The net annual premium for a Whole Life Policy and an Extra Ordinary Life Policy is placed in the Account when the Policy is issued and on the Policy anniversary each year. This amount is the total premium after deductions for sales and administrative expenses, state premium taxes and risk charges. For an Extra Ordinary Life Policy, a deduction is also made for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. For the first year there is also a fixed fee for expenses incurred in issuing the Policy. The net annual premium excludes any extra premium charged for insureds who do not qualify as select risks and the extra premium for optional benefits.

For a Single Premium Life Policy an administrative charge of $l50 is made when the Policy is issued. This is the only deduction from the single premium, but if a Single Premium Policy is surrendered during the first ten policy years the cash value payable on surrender is reduced by a deduction for sales costs.

The Account pays a charge at the annual rate of .50% of the Account's assets for the mortality and expense risks assumed by Northwestern Mutual Life and a charge at the annual rate of .20% of the Account's assets for federal income taxes incurred by Northwestern Mutual Life. The Fund pays an investment advisory fee, and other expenses, which vary depending on the Portfolios selected.


For additional information, see "Deductions and Charges", p. 7.


For a Whole Life Policy or an Extra Ordinary Life Policy the deductions in the first year for sales and administrative expenses will often amount to more than 50% of the total annual premium. The percentage varies with the age of the insured and the size of the Policy. For Whole Life Policies the percentage ranges from 40% for large Policies at the highest ages to 90% for the smallest Policies for juveniles. For Extra Ordinary Life Policies the percentage ranges from 54% for large Policies at the highest ages to 87% for the smallest Policies for juveniles.

OTHER INFORMATION

For a Whole Life Policy the minimum face amount of insurance for which a Policy may be issued is $20,000. If the insured is below age 15 or over age 49, the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance for which a Policy may be issued is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance for which a Single Premium Life Policy may be issued is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age l5 on the date of issue. For either an Extra Ordinary Life Policy or a Single Premium Life Policy the insured may not be older than age 75 on the date of issue.


For a limited time a Policy may be returned for a refund. See "Right to Return Policy", p. 15.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT AND
NORTHWESTERN MUTUAL SERIES FUND, INC.

NORTHWESTERN MUTUAL LIFE


The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $71 billion on December 31, 1997 and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents.


THE ACCOUNT

Northwestern Mutual Variable Life Account was established by the Trustees of Northwestern Mutual Life on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to other income, gains or losses of Northwestern Mutual Life. The Account is used only for the variable life insurance Policies.

The Account is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of management or investment practices or policies. The Account has nine divisions. All of the assets of each division are invested in shares of the corresponding Portfolio of the Fund described below.

THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Shares of each Portfolio of the Fund are purchased by the corresponding division of the Account at their net asset value without any sales charge.


The investment adviser for the Fund is Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. The investment advisory agreements for the respective Portfolios provide that NMIS will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays NMIS a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .67% for the International Equity Portfolio, based on 1997 asset size. Other expenses borne by the Portfolios range from 0% for the Select Bond, Money Market and Balanced Portfolios to .10% for the International Equity Portfolio. Northwestern Mutual Life provides certain personnel and facilities used by NMIS in performing its investment advisory functions and is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.


The investment objectives and types of investments for each of the nine Portfolios of the Fund are set forth below. There can be no assurance that the objectives of the Portfolios will be realized. For more information about the investment objectives and policies, the attendant risk factors and expenses see the Fund prospectus.

AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States

GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

--------------------------------------------------------------------------------

DETAILED INFORMATION ABOUT THE POLICIES

REQUIREMENTS FOR INSURANCE

The minimum face amount for which a Whole Life Policy may be issued is $20,000. If the insured is below age 15 or over age 49 the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance for which a Policy may be issued is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance for which a Single Premium Life Policy may be issued is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age l5 on the date of issue. For the Extra Ordinary Life Policy and the Single Premium Life Policy, the insured may not be older than age 75 on the date of issue.

Before issuing a Policy, Northwestern Mutual Life will require satisfactory evidence of insurability. Non-smokers who meet preferred underwriting requirements are considered select risks. A higher premium is charged for insureds who do not qualify as select risks. The amount of additional premium depends on the risk classification in which the insured is placed. Nonsmokers in the second best classification are considered standard plus risks. The best class of smokers are considered standard risks.

PREMIUMS

Payment of the first premium is required to put a Whole Life Policy or an Extra Ordinary Life Policy in effect. Premiums are level, fixed and payable in advance during the insured's lifetime on a monthly, quarterly, semiannual or annual basis. The owner of a Policy may change the premium frequency. The change will be effective when the premium on the new frequency is accepted. Premiums paid more often than annually include an extra amount to compensate Northwestern Mutual Life for the extra processing costs and loss of interest because the money is received later. The amount of the premium depends on the amount of insurance for which the Policy was issued and the insured's age and risk classification. The amount of the premium also reflects the sex of the insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. A notice is sent to the owner of a Policy not less than two weeks before each premium is due. If the monthly premium frequency is selected, Northwestern Mutual Life may require that premium payments be made by preauthorized check.

The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance.


                                                             % EXCESS OF 12
                                                            MONTHLY PREMIUMS
     AGE AT         FACE         ANNUAL        MONTHLY         OVER ANNUAL
     ISSUE          AMOUNT       PREMIUM       PREMIUM          PREMIUM
--------------------------------------------------------------------------------
                                        SELECT
      15           $50,000    $  382.50       $ 33.60            5.4%
      35           100,000     1,536.00        135.10            5.5%
      55           100,000     3,766.00        331.10            5.5%
                                    STANDARD PLUS
      15            50,000       406.00         35.60            5.2%
      35           100,000     1,683.00        148.10            5.6%
      55           100,000     4,125.00        363.10            5.6%
                                       STANDARD
      15            50,000       491.50         43.10            5.2%
      35           100,000     1,912.00        168.10            5.5%
      55           100,000     4,587.00        404.10            5.7%



The following table for Extra Ordinary Life Policies shows representative annual premiums for male select and standard risks for various amounts of insurance. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is issued, including both the Minimum Death Benefit which is guaranteed for the lifetime of the insured and the Extra Life Protection which is guaranteed for a shorter period. See "Death Benefit", p. 9, and "Extra Ordinary Life Policy", p. 11.



                                                            % EXCESS OF 12
                                                           MONTHLY PREMIUMS
   AGE AT           FACE        ANNUAL        MONTHLY        OVER ANNUAL
   ISSUE           AMOUNT       PREMIUM       PREMIUM          PREMIUM
                                     SELECT
     15          $  50,000     $  261.50     $  23.10            6.0%
     35            100,000      1,014.00        89.10            5.4%
     55            100,000      2,612.00       230.10            5.7%
                                  STANDARD PLUS
     15             50,000        285.00        25.10            5.7%
     35            100,000      1,161.00       102.10            5.5%
     55            100,000      2,971.00       261.10            5.5%
                                    STANDARD
     15             50,000        357.50        31.60            6.1%
     35            100,000      1,377.00       121.10            5.5%
     55            100,000      3,425.00       301.10            5.5%

For a Single Premium Life Policy the purchaser may choose either a face amount of insurance or the amount which a given amount of premium will provide. The Single Premium Life Policy is available only for applicants who meet select or standard plus underwriting criteria as determined by Northwestern Mutual Life. The premiums for these Policies are the same for both select and standard plus risks, but it is expected that the dividends will be lower for Policies issued to insureds in the standard plus classification.

The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of Insurance:


                 FACE
     AGE AT    AMOUNT OF      GROSS SINGLE
     ISSUE     INSURANCE        PREMIUM
      15       $10,000        $ 1,498.40
      35        25,000          6,443.25
      55        50,000         23,502.00

GRACE PERIOD

For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If the premium is not paid within the grace period the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15. If a Policy is surrendered, its cash value will be paid. See "Cash Value", p. 13. If the insured dies during the grace period any overdue premium will be deducted from the proceeds of the Policy. If the insured dies after payment of the premium for the period which includes the date of death, the portion of the premium for the remainder of that period will be refunded as part of the Policy proceeds.


ALLOCATIONS TO THE ACCOUNT

The net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy is placed in the Account on the Policy date and on the Policy anniversary each year. The net annual premium is the annual premium less the deductions described below.

The owner of a Whole Life or an Extra Ordinary Life Policy determines how the net annual premium is apportioned among the divisions of the Account. If any portion of a premium is directed to a division, the division must receive at least 10% of that premium. The apportionment for future premiums may be changed upon written request at any time, but the change will be effective only when the net annual premium is placed in the Account on the next Policy anniversary, even if premiums are being paid on an other than annual basis.

For a Single Premium Policy the entire single premium, less an administrative charge of $150, is placed in the Account on the Policy date and apportioned among the divisions of the Account as determined by the owner of the Policy.

The Account assets supporting a Policy may be apportioned among as many as six divisions of the Account at any time.

TRANSFERS BETWEEN DIVISIONS

The owner of a Policy may transfer accumulated amounts from one division of the Account to another as often as four times in a Policy year. Transfers are effective on the date a written request is received at the Home Office of Northwestern Mutual Life. Northwestern Mutual Life reserves the right to charge a fee to cover administrative costs of transfers. No fee is presently charged.

DEDUCTIONS AND CHARGES


The net premiums placed in the Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The net premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium charged for insureds who do not qualify as select risks and the extra premium for any optional benefits. A charge for mortality and expense risks is made against the assets of the Account. There is also a charge for taxes. See "Charges Against the Account Assets", p. 9. In addition, the Fund in which the Account assets are invested pays an investment advisory fee and certain other expenses. Fund expenses are briefly described above on page 4, and in more detail in the attached prospectus for the Fund.


DEDUCTIONS FROM PREMIUMS FOR WHOLE LIFE AND EXTRA ORDINARY LIFE POLICIES

The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.

For the first Policy year there is a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This is for the costs of processing applications, medical examinations, determining insurability and establishing records.

There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Policyowners.

There is a deduction each year for sales costs. This amount may be considered a "sales load". The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if the premium were paid annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for insureds who qualify as select risks and does not include any extra premium amounts for insureds who are placed in other risk classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection; the amount of term insurance included in the Extra Life Protection affects the dividends payable on the Extra Ordinary Life Policies.

The amount of the deduction for sales costs for any Policy year is not specifically related to sales costs incurred for that year. Northwestern Mutual Life expects to recover its total sales expenses from the amounts deducted for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, Northwestern Mutual Life will pay the expenses from its other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Account for the mortality and expense risks assumed by Northwestern Mutual Life. See "Charges Against the Account Assets", p. 9. To the extent that the amounts deducted for sales costs exceed the amounts needed, Northwestern Mutual Life will realize a gain.


A deduction equal to 2% of each basic premium is made for state premium taxes. Premium taxes vary from state to state and currently range from .75% to 3.5% of life insurance premiums. The 2% rate is an average. The tax rate for a particular state may be lower, higher or equal to the 2% deduction.

Northwestern Mutual Life has guaranteed that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Account. For an Extra Ordinary Life Policy, Northwestern Mutual Life has guaranteed that the death benefit will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction of 1-1/2% from each basic premium to compensate Northwestern Mutual Life for the risk that the insured may die at a point in time when the death benefit that would ordinarily be paid is less than this guaranteed minimum amount.

For an Extra Ordinary Life Policy there is a deduction for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. This deduction will vary by age of the insured and duration of the Policy, and is expected to be in the range of approximately 7-17% of the gross annual premium.


The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Account at the beginning of each Policy year after the deductions described above:



                                      WHOLE LIFE
                                        MALE AGE 35 - SELECT RISK
                                             ANNUAL PREMIUM
                                     --------------------------------
BEGINNING OF
 POLICY YEAR                         $500        $1,000      $5,000
------------                         -------     ------     ---------
1. . . . . . . . . . . . . . . . . . $154.28     $320.16    $1,647.28
2 through 4. . . . . . . . . . . . . .402.11      834.48     4,293.51
5 and later. . . . . . . . . . . . . .416.05      863.41     4,442.36


                                        MALE AGE 35 - STANDARD RISK
                                              ANNUAL PREMIUM
                                     --------------------------------
BEGINNING OF
 POLICY YEAR                         $500        $1,000      $5,000
------------                         -------     ------     ---------
1. . . . . . . . . . . . . . . . . . $123.37     $256.03    $1,317.30
2 through 4. . . . . . . . . . . . . .321.57      667.33     3,433.44
5 and later. . . . . . . . . . . . . .332.71      690.46     3,552.48


                                 EXTRA ORDINARY LIFE
                                        MALE AGE 35 - SELECT RISK
                                             ANNUAL PREMIUM
                                     --------------------------------
BEGINNING OF
 POLICY YEAR                         $500        $1,000      $5,000
------------                         -------     ------     ---------
1. . . . . . . . . . . . . . . . . . $134.23     $278.56    $1,433.21
2 through 4. . . . . . . . . . . . . .369.62      767.07     3,946.64
5 and later. . . . . . . . . . . . . .383.58      796.05     4,095.74


                                        MALE AGE 35 - STANDARD RISK
                                              ANNUAL PREMIUM
                                     --------------------------------
BEGINNING OF
 POLICY YEAR                         $500        $1,000      $5,000
------------                         -------     ------     ---------
1. . . . . . . . . . . . . . . . . . $ 97.92     $203.21    $1,045.54
2 through 4. . . . . . . . . . . . . .269.65      559.59     2,879.11
5 and later. . . . . . . . . . . . . .279.83      580.73     2,987.88

DEDUCTIONS FOR SINGLE PREMIUM LIFE POLICIES


For a Single Premium Life Policy the only deduction from the single premium is an administrative charge of $150.00. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those incurred with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 7. The entire premium for a Single Premium Life Policy, after this deduction of $150, is placed in the Account when the Policy is issued without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.



For a Single Premium Life Policy during the first ten Policy years, the cash value payable on surrender of the Policy is reduced by a deduction for sales costs. The deduction during the first Policy year is not more than 9% of the Policy's tabular cash value. See "Cash Value", p. 13. The deduction decreases over time until it is eliminated at the end of the tenth Policy year. The deduction is intended to recover the costs incurred by Northwestern Mutual Life in distributing Single Premium Life Policies which are surrendered in their early years. The deduction will never be more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.00.


The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance.


POLICY YEAR END WHEN                    DEDUCTION AS % OF
POLICY IS SURRENDERED                   TABULAR CASH VALUE
---------------------                   ------------------
1 . . . . . . . . . . . . . . . . . . . . . . 7.9%
2 . . . . . . . . . . . . . . . . . . . . . . 7.1
3 . . . . . . . . . . . . . . . . . . . . . . 6.3
4 . . . . . . . . . . . . . . . . . . . . . . 5.4
5 . . . . . . . . . . . . . . . . . . . . . . 4.6
6 . . . . . . . . . . . . . . . . . . . . . . 3.7
7 . . . . . . . . . . . . . . . . . . . . . . 2.8
8 . . . . . . . . . . . . . . . . . . . . . . 1.9
9 . . . . . . . . . . . . . . . . . . . . . . 0.9
10 and subsequent years . . . . . . . . . . .   0


Since the maximum Policy loan limit for a Single Premium Life Policy is based on the cash value payable on surrender, the amount which may be borrowed during the first ten years is reduced to reflect the deduction for sales costs which would be made if the Policy were surrendered on the date of the Policy loan. See "Policy Loans", p. 14.


CHARGES AGAINST THE ACCOUNT ASSETS


There is a daily charge to the Account for the mortality and expense risks assumed by Northwestern Mutual Life. The charge is at the annual rate of .50% of the assets of the Account. The mortality risk is that insureds may not live as long as Northwestern Mutual Life estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs. Northwestern Mutual Life will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies. The actual mortality and expense experience under the Policies will be the basis for determining dividends. See "Annual Dividends", p. 13.


The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, a daily charge for federal income taxes incurred by Northwestern Mutual Life is being made at the annual rate of .20% of the assets of the Account. The charge for taxes may be increased, decreased or eliminated in the future. In no event will the charge for taxes exceed that portion of the actual tax expenses of Northwestern Mutual Life which is fairly allocable to the Policies.

GUARANTEE OF PREMIUMS, DEDUCTIONS AND CHARGES

Northwestern Mutual Life guarantees and may not increase the premiums, the amounts deducted from premiums and the charge for mortality and expense risks. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the Total Death Benefit would otherwise fall below the initial amount of insurance. See "Extra Ordinary Life Policy", p. 11.

DEATH BENEFIT


The death benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the insured so long as premiums are paid when due and no policy debt is outstanding. The remainder of the death benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions which have been purchased with dividends is also included in the total death benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy years. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. See "Whole Life Policy and Single Premium Life Policy", p. 10, and "Extra Ordinary Life Policy", p. 11.


VARIABLE INSURANCE AMOUNT. The variable insurance amount reflects, on a cumulative basis, the investment experience of the Account divisions in which the Policy has participated. The variable insurance amount is adjusted annually on each Policy anniversary. For the first Policy year the variable insurance amount is zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the death benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the death benefit will increase.

In setting the premium rates for each Policy it has been assumed that investment results will cause the Account assets supporting the Policy to grow at a net annual rate of 4%. If the assets grow at a net rate of exactly 4% for a Policy year, the variable insurance amount will neither increase nor decrease on the following anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.

The method for calculating the changes in the death benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the attained age of the insured for each Policy year. For a Whole Life Policy, the changes in the death benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the insured's age at the Policy anniversary.

Because the variable insurance amount is adjusted only on the Policy anniversary, Northwestern Mutual Life bears the risk that the insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, the owner of the Policy will forego the benefit and Northwestern Mutual Life will realize a gain, unless the insured survives to the next Policy anniversary. However, if at the date of death of the insured the value of the Policy, considered as a net single premium, would buy more death benefit than the amount otherwise determined under the Policy, this increased death benefit will be paid.

The cost of life insurance increases with the advancing age of the insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the death benefit in the later Policy years. In general, however, the effect of investment results on the death benefit will tend to be greater in the later Policy years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.


The cost of providing insurance protection under a Policy is reflected in the cash value of the Policy. See "Cash Value", p. 13. The cost is actuarially computed for each Policy each year, based on the insured's attained age, the l980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the total death benefit for the Policy minus the cash value plus any Policy debt. The cost of insurance differs each year because the probability of death increases as the insured advances in age and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all insureds are in the select underwriting risk classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and is guaranteed for the life of a Policy regardless of any future changes in mortality experience.


WHOLE LIFE POLICY AND SINGLE PREMIUM LIFE POLICY. For a Whole Life Policy or a Single Premium Life Policy the death benefit is the face amount of the Policy plus any positive variable insurance amount in force. The death benefit is adjusted on each Policy anniversary when the variable insurance amount is determined for the following year. The total death benefit also includes the amount of insurance provided by any paid-up additions which have been purchased with dividends and is reduced by the amount of any Policy debt outstanding. The death benefit for a Whole Life Policy will not be less than the face amount so long as premiums are paid when due and no Policy debt is outstanding. For a Single Premium Life Policy the death benefit will not be less than the face amount so long as no Policy debt is outstanding.

Paid-up additions purchased with dividends are not counted for purposes of the guarantee that the death benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total death benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions less any Policy debt. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, for which the premium for the entire lifetime of the insured has been paid. Paid-up additions have cash surrender value and loan value.


The following example shows how the death benefit for a Whole Life Policy could vary based on investment results. Using the Policy illustrated on page 43 and assuming the 12% hypothetical gross investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.85% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:




                                GUARANTEED         VARIABLE                            TOTAL
                                   FACE            INSURANCE         PAID-UP           DEATH
                                  AMOUNT      +     AMOUNT    +     ADDITIONS    =    BENEFIT
                                ----------         ---------        ---------         -------
End of Policy Year 5. . . .      $30,979             $1,073            $637            $32,689
Change. . . . . . . . . . .            0               +507            +216               +723
                                 -------             ------            ----            -------
End of Policy Year 6. . . .      $30,979             $1,580            $853            $33,412



If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.15%) the death benefit at the end of Policy Year 5 would change as follows:


                                GUARANTEED         VARIABLE                            TOTAL
                                   FACE            INSURANCE         PAID-UP           DEATH
                                  AMOUNT      +     AMOUNT    +     ADDITIONS    =    BENEFIT
                                ----------         ---------        ---------         -------
End of Policy Year 5. . . .      $30,979             $1,073            $637            $32,689
Change. . . . . . . . . . .            0               -381            +142               -239
                                 -------             ------            ----            -------
End of Policy Year 6. . . .      $30,979               $692            $779            $32,450



The following example shows how the death benefit for a Single Premium Life Policy could vary based on investment results. Using the Policy illustrated on page 47 and assuming the 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.85% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:




                                GUARANTEED         VARIABLE                            TOTAL
                                   FACE            INSURANCE         PAID-UP           DEATH
                                  AMOUNT      +     AMOUNT    +     ADDITIONS    =    BENEFIT
                                ----------         ---------        ---------         -------
End of Policy Year 5. . . .      $25,000              $9,426           $433            $34,859
Change. . . . . . . . . . .            0              +2,275           +154             +2,429
                                 -------             -------           ----            -------
End of Policy Year 6. . . .      $25,000             $11,701           $587            $37,288



If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.15%) the death benefit at the end of Policy Year 5 would change as follows:




                                GUARANTEED         VARIABLE                            TOTAL
                                   FACE            INSURANCE         PAID-UP           DEATH
                                  AMOUNT      +     AMOUNT    +     ADDITIONS    =    BENEFIT
                                ----------         ---------        ---------         -------
End of Policy Year 5. . . .      $25,000            $9,426             $433            $34,859
Change. . . . . . . . . . .            0            -1,711             +104             -1,607
                                 -------            ------             ----            -------
End of Policy Year 6. . . .      $25,000            $7,715             $537            $33,252


EXTRA ORDINARY LIFE POLICY. The Total Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy is issued, and is guaranteed for the lifetime of the insured so long as premiums are paid when due and no Policy debt is outstanding. The amount of Extra Life Protection is initially 40% of the total amount of insurance. It may increase but it will not decrease during the guaranteed period, so long as premiums are paid when due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value.


Extra Life Protection consists of one year term insurance, positive variable insurance amount and paid-up additions which have been purchased with dividends. Term insurance is life insurance which pays a death benefit only if the insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the insured. It has no cash surrender value or loan value. The variable insurance amount and paid-up additions have been described; see "Variable Insurance Amount", p. 9 and "Whole Life Policy and Single Premium Life Policy", p. 10.


Initially the entire amount of Extra Life Protection is one year term insurance. As the Policy remains in force one year term insurance is reduced by any positive variable insurance amount and paid-up additions, so that the term insurance is reduced to the amount that will maintain the Total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.

Northwestern Mutual Life guarantees that the amount of Extra Life Protection will not be reduced during the guaranteed period, regardless of the Account's investment experience or the amount of any dividends paid on the Policy, so long as premiums are paid when due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. The length of the guaranteed period depends on the age of the insured when the Policy is issued, and ranges from

37 years at age 15 to 7 years at age 75. At age 35 the guaranteed period is 27 years.

For an insured age 40 or younger, the sum of positive variable insurance amount plus paid-up additions will exceed the initial amount of Extra Life Protection at or before the end of the guaranteed period if the assets of the Fund which support the Policy produce a gross investment rate of return of 8% or better and dividends are at least equal to those being paid on the current dividend scale. However, neither the actual investment results nor the dividends to be paid on the Policy are guaranteed.

After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy anniversary, Northwestern Mutual Life may reduce the amount of term insurance for the Policy year. The owner of the Policy will be given notice of the reduction and an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. The owner's right to continue to purchase term insurance on this basis will terminate as of the first Policy anniversary when the owner fails to pay the additional premium when due.


The following example shows how the components of the Total Death Benefit for an Extra Ordinary Life Policy could vary based on investment results. Using the Policy illustrated on page 46 and the assumed 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.85% for the Account division), and the dividend scale as illustrated, the amounts shown at the end of Policy year 5 would change as follows:




                                                        EXTRA LIFE PROTECTION
                                               --------------------------------------
                                MINIMUM                       VARIABLE                       TOTAL
                                 DEATH          TERM         INSURANCE       PAID-UP         DEATH
                                BENEFIT   +   INSURANCE   +    AMOUNT   +   ADDITIONS   =   BENEFIT
                                -------       ---------      ---------      ---------       -------
End of Policy Year 5. . . . .   $60,000        $36,321         $2,041         $1,638       $100,000
Change. . . . . . . . . . . .         0         -1,566           +973           +593              0
                                -------        -------         ------         -------      --------
End of Policy Year 6. . . . .   $60,000        $34,755         $3,014         $2,231       $100,000



If instead the gross annual earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.15%) the amounts at the end of Policy year 5 would change as follows:




                                                        EXTRA LIFE PROTECTION
                                               --------------------------------------
                                MINIMUM                       VARIABLE                       TOTAL
                                 DEATH          TERM         INSURANCE       PAID-UP         DEATH
                                BENEFIT   +   INSURANCE   +    AMOUNT   +   ADDITIONS   =   BENEFIT
                                -------       ---------      ---------      ---------       -------
End of Policy Year 5. . . . .   $60,000        $36,321         $2,041         $1,638       $100,000
Change. . . . . . . . . . . .         0           +329           -732           +403              0
                                -------        -------         ------         ------       --------
End of Policy Year 6. . . . .   $60,000        $36,650         $1,309         $2,041       $100,000


Note that the Total Death Benefit is not affected by either investment results or the amount of dividends paid, because the Policy is within the guaranteed period of Extra Life Protection. But the components of Extra Life Protection are affected by both factors. Good investment results and increases in dividends increase the likelihood that the Total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the Total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as premiums are paid when due and no Policy debt is outstanding.

The Extra Ordinary Life Policy is designed for a purchaser who intends to use all dividends to purchase paid-up additions. If dividends are used for any other purpose, or if any paid-up additions are surrendered for their cash value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and the owner's right to purchase term insurance will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.


The following example (using the Policy illustrated on page 46, like the examples above) shows how the Total Death Benefit would be reduced from $100,000 to $63,679, by the elimination of $36,321 of term insurance, if dividends are used during Policy Year 6 to reduce the premium. The premium of $1,014 would be reduced by the dividend of $126.34, based on the dividend scale as illustrated, to a net premium of $887.66. The Total Death Benefit during Policy Year 6 would then be as follows:

Minimum Death Benefit. . . . . . . . . . . . . . . . . . . . . . $60,000
Variable Insurance Amount. . . . . . . . . . . . . . . . . . . .  +2,041
Variable Paid-Up Additions . . . . . . . . . . . . . . . . . . .  +1,638
Term Insurance . . . . . . . . . . . . . . . . . . . . . . . . .       0
                                                                 -------
Total Death Benefit. . . . . . . . . . . . . . . . . . . . . . . $63,679
                                                                 -------
                                                                 -------


CASH VALUE


The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will change daily in response to investment results. No minimum cash value is guaranteed. Calculation of the cash value for any date requires three steps. First, the amount shown for the preceding anniversary in the table of cash values at the front of the Policy is noted and adjusted for the time elapsed since the last Policy anniversary. The tabular cash values are based on the assumed net investment rate of 4%, the 1980 Commissioners Standard Ordinary Mortality Table and the deductions from the premiums. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 7. For the Single Premium Life Policy the calculation begins with the adjusted tabular cash value, which reflects the deduction for sales costs if the Policy is surrendered during the first ten years. See "Deductions for Single Premium Life Policies",
p. 8. Second, the net single premium for the variable insurance amount is added to the tabular cash value. See the discussion of net single premiums under "Variable Insurance Amount", p. 9. If the variable insurance amount is negative, the net single premium is a negative amount. A table of net single premiums for the insured at each Policy anniversary is in the Policy. Third, the algebraic sum of the tabular cash value and the net single premium for the variable insurance amount is adjusted to reflect investment results from the last Policy anniversary to the date for which the calculation is being made. The cash value is increased by the value of any paid-up additions which have been purchased with dividends.


If a portion of the premium for the current Policy year has not been paid, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. There is not likely to be any cash value for a Whole Life Policy or an Extra Ordinary Life Policy during the early part of the first year because of the first year deductions.

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will be reduced by the amount of any Policy debt outstanding.

The cash value for a Policy is determined at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of l940, the cash value for a Policy may also be determined on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios of the Fund.


The owner of a Policy may surrender it for the cash value at any time during the lifetime of the insured. Alternatively, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy may be applied to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15.


The Policies do not include any provision for a partial surrender. By administrative practice Northwestern Mutual Life will permit the owner of a Policy to split it into two Policies and surrender one of them, so long as the new Policy meets the regular minimum size requirements. The Policy which continues in force will be based on the age and risk classification of the insured at the time of issuance of the original Policy.

ANNUAL DIVIDENDS

The Policies share in divisible surplus to the extent determined annually by Northwestern Mutual Life. A Policy's share will be distributed annually as a dividend payable on each Policy anniversary beginning at the end of the second year. For Single Premium Life Policies, and some other Policies, the first distribution will be at the end of the first year. No dividend will be paid on a Whole Life Policy or an Extra Ordinary Life Policy in force as extended term insurance.

Dividends under participating policies may be described as refunds of premiums which adjust the cost of a policy to the actual level of cost emerging over time after the policy's issue. Thus participating policies generally have gross premiums which are higher than those for comparable non-participating policies. Both federal and state tax law recognize that a dividend is considered to be a refund of a portion of the premium paid.

Dividend illustrations published at the time a life insurance policy is issued reflect the actual recent experience of the issuing company with respect to investment earnings, mortality and expenses. State law generally prohibits a company from projecting or estimating future results. State law also requires that dividends be paid out of surplus, after certain necessary amounts are set aside, and that such surplus be apportioned equitably among participating policies. In summary, dividends must be based on actual experience and cannot be guaranteed at issue of a policy.

Northwestern Mutual Life's actuary annually examines current and recent experience and compares these actual results with those which were assumed in determining premium rates when each class of policies was issued. Classes are determined by such factors as year of issue, age, plan of insurance and risk classification. The actuary then determines the amount of dividends to be equitably apportioned to each class of policies. Following the actuary's recommendations, the Trustees of Northwestern Mutual Life adopt a dividend scale each year, thereby authorizing the distribution of the dividend.

Northwestern Mutual Life has no significant actual mortality experience with variable life insurance policies. For purposes of the current dividend scale used for the illustrations in this prospectus, it has been assumed that mortality experience in connection with the Policies will be comparable to that actually experienced with fixed benefit life insurance.


The prospectus illustrations show dividends being used to purchase variable paid-up additions. Dividends may also be paid in cash, used to pay premiums or left to accumulate with interest; but unless all dividends paid on an Extra Ordinary Life Policy are used to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. See "Extra Ordinary Life Policy", p. 11. Dividends left to accumulate with interest will be held in the general account of Northwestern Mutual Life and will be credited with a rate of interest determined annually but not less than an annual effective rate of 3-l/2%. If a Whole Life Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends may be used to purchase fixed benefit paid-up additions. See "Extended Term and Paid-Up Insurance", p. 15.


POLICY LOANS

The owner of a Policy may borrow up to 90% of the Policy's cash value using the Policy as security. The limit is 75% of the cash value during the first two Policy years. If a Policy loan is already outstanding, the maximum amount for any new loan is determined by applying these percentage limitations to the amount of cash value which the Policy would have if there were no loan. Loan proceeds may be taken in cash or, for the Whole Life and Extra Ordinary Life Policies, may be applied to pay premiums on the Policy.

Interest on a Policy loan accrues and is payable on a daily basis. Unpaid interest is added to the amount of the loan. If the amount of the loan equals or exceeds the Policy's cash value, the Policy will terminate. The owner will be given a notice at least 31 days before the termination date. The notice will show how much must be repaid to keep the Policy in force.

The Policy loan interest rate is selected by the owner. A specified annual effective rate of 8% is one choice. The other choice is a variable rate based on a corporate bond yield index. The variable rate will be adjusted annually and will not be less than 5%.

The amount of a Policy loan, including interest as it accrues, will be taken from the Account divisions in proportion to the amounts in the divisions. The amounts withdrawn will be transferred to Northwestern Mutual Life's general account and will be credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less a charge for the mortality and expense risks assumed by Northwestern Mutual Life and for expenses, including taxes. The aggregate charge is currently at the annual rate of .85% for the 8% specified Policy loan interest rate and .85% for the variable Policy loan interest rate. For example, the earnings rate corresponding to the specified 8% Policy loan interest rate is currently 7.15%. A Policy loan, even if it is repaid, will have a permanent effect on the Policy's variable insurance amount and cash value because the amounts borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.


For example, using the Policy illustrated on page 45 and the 6% hypothetical gross rate for the Account (equivalent to a net rate of 4.85%), and assuming a Policy loan of $3,181 (90% of the cash value) at the end of Policy year 5, with the 8% Policy loan interest rate (corresponding to a net earnings rate of 7.15%), the loan will affect the variable insurance amount and cash value (before subtracting the loan amount and interest) at the end of the next three Policy years as follows:




                         Variable
                         Insurance
                           Amount                Cash Value
                    --------------------     -------------------
  End of            Without       With       Without      With
Policy Year          Loan         Loan        Loan        Loan
-----------         -------       ----       -------      ----
5. . . . . . . . .  $237          $ 237      $3,535       $3,535
6. . . . . . . . .  $343          $ 556      $4,519       $4,593
7. . . . . . . . .  $468          $ 889      $5,556       $5,709
8. . . . . . . . .  $611          $1,235     $6,654       $6,889



The difference results from the fact that the earnings rate for the amount of the loan is 7.15% rather than the net rate of 4.85% for the Account.


A Policy loan, and any accrued interest outstanding, may be repaid, in whole or in part, at any time. Payments will be credited as of the date received and will be transferred from the general account of Northwestern Mutual Life to the Account divisions, in proportion to the amounts in the divisions, as of the same date.

EXTENDED TERM AND PAID-UP INSURANCE


If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid within the 31-day grace period (see "Grace Period", p. 6), the owner may use the cash value to provide a reduced amount of either fixed or variable benefit paid-up insurance. If neither of these options is chosen, and the Policy is not surrendered, the insurance will remain in force as extended term insurance.


If the cash value is used to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance the amount of the cash value will be transferred from the Account to Northwestern Mutual Life's general account. Thereafter the Policy will not participate in the Account's investment results unless the Policy is subsequently reinstated. See "Reinstatement", below. Variable benefit paid-up insurance may be selected only if the Policy meets a $1,000 cash value minimum test.

The selection of paid-up insurance must be made within three months after the due date of the first unpaid premium. The amount of paid-up insurance is determined by the amount of cash value and the age and sex of the insured, using the table of net single premiums at the attained age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the insured unless the Policy is surrendered.

If the Policy remains in force as extended term insurance the amount of insurance will equal the Total Death Benefit prior to the date the premium was due. The amount of cash value and the age and sex of the insured will determine how long the insurance continues. Northwestern Mutual Life will, upon request, tell the owner of a Policy the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a cash value but no loan value.


Using the Policy illustrated on pages 44 and 46 and assuming the 0% and 12% hypothetical gross rates for the Account, the cash value of $3,025 or $4,117 at the end of Policy year 5 would provide the following amounts of reduced paid-up insurance or $100,000 of extended term insurance for the following periods:




                                   0%            12%
                              -----------    ----------
Reduced Paid-up
  Insurance. . . . . . . . .    $10,199        $13,881
Extended Term Insurance. . .  6 Years and    9 Years and
                                 360 Days      52 Days


REINSTATEMENT

If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid after the grace period expires, the Policy may be reinstated within five years after the premium due date. The insured must provide satisfactory evidence of insurability. A substantial payment may be required. The Policy may not be reinstated if it has been surrendered for its cash value.

RIGHT TO RETURN POLICY

A Policy may be returned for a full refund of the premium paid within 45 days after the application for insurance is signed, or within 10 days after the Policy is received, or within 10 days after a Notice of Cancellation Right is mailed or delivered to the owner, whichever date is latest. The Policy may be mailed or delivered to the agent who sold it or to the Home Office of Northwestern Mutual Life. If returned, the Policy will be considered void from the beginning.

RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The owner may exchange a Policy for a conventional whole life insurance policy with benefits that do not vary with the investment experience of a separate account. The exchange may be elected at any time within twenty-four months after the issue date of the Policy provided premiums are duly paid. Evidence of insurability is not required.

The new policy will be on the life of the same insured and will have the same face amount, policy date and issue age. The premiums and cash values will be the same as those for policies issued by Northwestern Mutual Life on the issue date of the Policy.

The exchange will be subject to an equitable cash adjustment. The amount will recognize the difference in premiums and investment performance of the two policies.

An exchange will be effective when Northwestern Mutual Life receives a proper written request, as well as the Policy and any amount due on the exchange.

The owner of a Policy may also exchange it for a fixed benefit policy if the Fund changes its investment adviser or if there is a material change in the investment policies of a Fund portfolio. The owner will be given notice of any such change and will have 60 days to make the exchange.

OTHER POLICY PROVISIONS

OWNER. The owner is identified in the Policy. The owner may exercise all rights under the Policy while the insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual Life at its Home Office.

BENEFICIARY. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After the Policy is issued the owner may change the beneficiary in accordance with the Policy provisions.

INCONTESTABILITY. Northwestern Mutual Life will not contest a Policy after it has been in force during the lifetime of the insured for two years from the date of issue.

SUICIDE. If the insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid.

MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, benefits under a Policy will be adjusted to reflect the correct age and sex.

COLLATERAL ASSIGNMENT. The owner may assign a Policy as collateral security. Northwestern Mutual Life is not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at the Home Office.

PAYMENT PLANS. The Policy provides a variety of payment plans for Policy benefits. Any Northwestern Mutual Life agent authorized to sell the Policies can explain these provisions on request.

DEFERRAL OF DETERMINATION AND PAYMENT. So long as premiums have been paid when due, Northwestern Mutual Life will ordinarily pay Policy benefits within seven days after receipt of all required documents at its Home Office. However, determination and payment of benefits may be deferred during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of policyowners.

If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced paid-up insurance, Northwestern Mutual Life has the right to defer payment of the cash value for up to six months from the date of a Policy loan or surrender. If payment is deferred for 30 days or more interest will be paid at an annual effective rate of 4%.

VOTING RIGHTS

Northwestern Mutual Life is the owner of the Fund shares in which all assets of the Account are invested. As the owner of the shares Northwestern Mutual Life will exercise its right to vote the shares to elect directors of the Fund, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any Fund shareholders' meeting. However, Northwestern Mutual Life will vote the Fund shares held in the Account in accordance with instructions from owners of the Policies. Northwestern Mutual Life will vote the Fund shares held in its general account in the same proportions as the shares for which voting instructions are received. If the applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

The number of Fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy's cash value apportioned to that division, if any, by the per share value for the corresponding Fund Portfolio. The number will be determined as of a date chosen by Northwestern Mutual Life, but not more than 90 days before the Fund shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited with written materials at least 14 days before the meeting. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.

Northwestern Mutual Life may, if required by state insurance officials, disregard voting instructions which would require Fund shares to be voted for a change in the sub-classification or investment objectives of a Fund Portfolio, or to approve or disapprove an investment advisory agreement for the Fund. Northwestern Mutual Life may also disregard voting instructions that would require changes in the investment policy or investment adviser for the Fund or a Fund Portfolio, provided that Northwestern Mutual Life reasonably determines to take this action in accordance with applicable federal law. If Northwestern Mutual Life disregards voting instructions a summary of the action and reasons therefor will be included in the next semiannual report to the owners of the Policies.

SUBSTITUTION OF FUND SHARES AND OTHER CHANGES

If, in the judgment of Northwestern Mutual Life, a Fund Portfolio becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, shares of another Portfolio or another mutual fund may be substituted. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. Northwestern Mutual Life has also reserved the right, subject to applicable federal and state law, to operate the Account or any of its divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

REPORTS

For each Policy year (unless a Whole Life Policy or an Extra Ordinary Life Policy is in force as extended term or fixed benefit paid-up insurance) the owner of a Policy will receive a statement showing the death benefit, cash value and any Policy loan (including interest charged) as of the anniversary date. Owners will also receive annual and semiannual reports for the Account and the Fund, including financial statements.

SPECIAL POLICY FOR EMPLOYERS

The premium for the standard Policy is based in part on the sex of the insured. The standard annuity rates for payment plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. For certain situations where the insurance involves an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Whole Life Policies, Extra Ordinary Life Policies and Single Premium Life Policies are available for this purpose. Prospective purchasers of the Policies are urged to review any questions in this area with qualified counsel.

DISTRIBUTION OF THE POLICIES

The Policies will be sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers.

Commissions paid to the agents on sales of the Whole Life and Extra Ordinary Life Policies will not exceed 55% of the premium for the first year, 9% of the premium for the second and third years, 6% of the premium for the fourth through seventh years and 3% of the premium for the eighth through tenth years. Thereafter a persistency fee of 2% of premiums may be paid to the agent. For the Single Premium Life Policies commissions are 2-3/4% of the premium.

Agents who meet certain productivity and persistency standards receive additional compensation. New agents may be paid differently during a training period. General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.

TAX TREATMENT OF POLICY BENEFITS

The Policies are "life insurance contracts" as that term is defined in sections 7702 and 817(h) of the Internal Revenue Code. Increases in cash value under a Policy are not taxable until actual surrender of the Policy. Upon surrender, the amount received is taxable at ordinary income rates under section 72(e) of the Code to the extent it exceeds the amount of the premiums paid under the Policy less any dividends or other amounts previously received tax-free (basis of the Policy). Death benefits are excludable from the beneficiary's gross income under section l0l(a) of the Code.

Northwestern Mutual Life believes that loans received under the Policies (except certain Single Premium Life Policies) will be construed as indebtedness of an owner in the same manner as loans under a fixed benefit life insurance policy and that no part of any loan under a Policy will constitute income to the owner.

For Single Premium Life Policies issued after June 20, 1988, partial withdrawals, Policy loans and dividends paid in cash are taxable as income to the extent the cash value of the Policy exceeds the basis of the Policy. The taxable portion of these distributions would also be subject to a 10% penalty if received prior to age 59 1/2, disability or annuitization. For purposes of determining taxable income, all Single Premium Life Policies (including any fixed dollar single premium policies or other modified endowment contracts under
Section 7702A) issued by Northwestern Mutual Life to the Policy owner during the same calendar year are aggregated.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each Policy owner or beneficiary.

The foregoing summary does not purport to be complete or to cover all situations. Counsel and other competent advisers should be consulted for more complete information.

--------------------------------------------------------------------------------
OTHER INFORMATION

MANAGEMENT

Northwestern Mutual Life is managed by a Board of Trustees. The Trustees and senior officers of Northwestern Mutual Life and their positions including Board committee memberships, and their principal occupations, are as follows:


TRUSTEES

NAME                                   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----                                   -------------------------------------------
R. Quintus Anderson (A). . . . . . . . Chairman, Aarque Capital Corporation
                                       since 1997; prior thereto, Chairman, The
                                       Aarque Companies, Jamestown, NY
                                       (diversified metal products manufacturing)


Edward E. Barr (HR). . . . . . . . . . Chairman, Sun Chemical Corporation, Fort
                                       Lee, New Jersey (graphic arts) since
                                       1998; prior thereto, President and Chief
                                       Executive Officer.  President and Chief
                                       Executive Officer, DIC Americas, Inc.,
                                       Fort Lee, NJ


Gordon T. Beaham, III (OT) . . . . . . Chairman of the Board and President,
                                       Faultless Starch/Bon Ami Company, Kansas
                                       City, MO (consumer products manufacturer)


Robert C. Buchanan (A, E, F) . . . . . President and Chief Executive Officer,
                                       Fox Valley Corporation, Appleton, WI
                                       (manufacturer of gift wrap and writing
                                       paper)

Robert E. Carlson (E). . . . . . . . . Executive Vice President of Northwestern
                                       Mutual Life

George A. Dickerman (AM) . . . . . . . Chairman of the Board, Spalding Sports
                                       Worldwide, Chicopee, MA (manufacturer of
                                       sporting equipment) since 1998; prior
                                       thereto, President





Pierre S. du Pont (AM) . . . . . . . . Attorney, Richards, Layton and Finger,
                                       Wilmington, DE

James  D. Ericson (AM, E, F, HR, OT) . President and Chief Executive Officer of
                                       Northwestern Mutual Life since 1993;
                                       President and Chief Operating Officer,
                                       1991-1993; prior thereto, President

J. E. Gallegos (A) . . . . . . . . . . Attorney at Law; President, Gallegos Law
                                       Firm, Santa Fe, New Mexico

Stephen N. Graff (E, F, OT). . . . . . Retired Partner, Arthur Andersen LLP
                                       (public accountants) since 1994; Senior
                                       Partner, 1993-1994; prior thereto,
                                       Managing Partner - Milwaukee, WI office

Patricia Albjerg Graham (HR) . . . . . Professor, Graduate School of Education,
                                       Harvard University, Cambridge, MA, and
                                       President, The Spencer Foundation
                                       (social and behavioral sciences)


Stephen F. Keller (HR) . . . . . . . . Former Chairman, Santa Anita Realty
                                       Enterprises since 1997; prior thereto,
                                       Chairman



Barbara A. King (AM) . . . . . . . . . President, Landscape Structures, Inc.,
                                       Delano, MN (manufacturer of playground
                                       equipment)


J. Thomas Lewis (HR) . . . . . . . . . Attorney (sole practitioner), New
                                       Orleans, LA since 1998; prior thereto,
                                       Attorney with Monroe & Lemann, New
                                       Orleans, LA

Daniel  F. McKeithan, Jr. (E, F, HR) . President, Tamarack Petroleum Company,
                                       Inc., Milwaukee, WI (operator of oil and gas wells); President, Active Investor
                                       Management, Inc., Milwaukee, WI

Guy A. Osborn (E, F, OT) . . . . . . . Retired Chairman of Universal Foods
                                       Corporation, Milwaukee, WI since 1997;
                                       prior thereto, Chairman and Chief
                                       Executive Officer



Timothy D. Proctor (A) . . . . . . . . Senior Vice President Human Resources,
                                       General Counsel & Secretary of Glaxo
                                       Wellcome Inc., Research Triangle Park,
                                       NC since 1994 (pharmaceuticals)


Donald J. Schuenke (AM, E, F). . . . . Retired since 1994; Chairman of
                                       Northwestern Mutual Life,  1993-1994;
                                       Chairman  and  Chief  Executive Officer,
                                       1990-1993;  prior thereto, President and
                                       Chief Executive Officer

H. Mason Sizemore, Jr. (AM). . . . . . President and Chief Operating Officer,
                                       The Seattle Times, Seattle, WA
                                       (publishing)

Harold B. Smith (OT) . . . . . . . . . Chairman, Executive Committee, Illinois
                                       Tool Works, Inc., Chicago, IL
                                       (engineered components and industrial
                                       systems and consumables)

Sherwood H. Smith, Jr. (AM). . . . . . Chairman of the Board of Carolina Power
                                       & Light since 1997; prior thereto,
                                       Chairman of the Board and Chief
                                       Executive Officer


John E. Steuri (OT). . . . . . . . . . Chairman, Advanced Thermal Technologies,
                                       Little Rock, AR since 1997 (heating,
                                       air-conditioning and humidity control).
                                       Retired since 1996 as Chairman and Chief
                                       Executive Officer of ALLTEL Information
                                       Services, Inc., Little Rock, AR
                                       (application software)


John J. Stollenwerk (AM, E, F) . . . . President and Owner, Allen-Edmonds Shoe
                                       Corporation, Port Washington, WI

Barry L. Williams (HR) . . . . . . . . President and Chief Executive Officer,
                                       C.N. Flagg Power, Inc., Meriden, CT
                                       (construction services for electric
                                       power plants) and President, Williams
                                       Pacific Ventures, Inc., Redwood City, CA
                                       (venture capital)

Kathryn D. Wriston (A) . . . . . . . . Director of various corporations, New
                                       York, NY


A  - Member, Audit Committee          F  - Member, Finance Committee
AM - Member, Agency and Marketing     HR - Member, Human Resources and Public
      Committee                             Policy Committee
E  - Member, Executive Committee      OT - Member, Operations and Technology
                                            Committee

SENIOR OFFICERS (OTHER THAN TRUSTEES)


                                                      POSITION WITH
                  NAME                          NORTHWESTERN MUTUAL LIFE
      ------------------------------------------------------------------------
      John M. Bremer                         Executive Vice President, General
                                               Counsel and Secretary
      Peter W. Bruce                         Executive Vice President
      Edward J. Zore                         Executive Vice President
      Deborah A. Beck                        Senior Vice President
      William H. Beckley                     Senior Vice President
      Mark G. Doll                           Senior Vice President
      Richard L. Hall                        Senior Vice President
      William C. Koenig                      Senior Vice President and Chief
                                               Actuary
      Donald L. Mellish                      Senior Vice President
      Mason G. Ross                          Senior Vice President
      Leonard F. Stecklein                   Senior Vice President
      Frederic H. Sweet                      Senior Vice President
      Dennis Tamcsin                         Senior Vice President
      Walter J. Wojcik                       Senior Vice President
      Gary E. Long                           Vice President and Controller


REGULATION

Northwestern Mutual Life is subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Commissioner of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance on or before March 1 in each year covering operations for the preceding year and including financial statements. Regulation by the Wisconsin Insurance Department includes periodic examination to determine solvency and compliance with insurance laws. Northwestern Mutual Life is also subject to the insurance laws and regulations of the other jurisdictions in which it is licensed to operate.

LEGAL PROCEEDINGS

Northwestern Mutual Life is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no legal proceedings pending to which the Account is a party.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission, Washington, D.C. by Northwestern Mutual Life under the Securities Act of 1933, as amended, with respect to the Policies. This prospectus does not contain all the information set forth in the registration statement. A copy of the omitted material is available from the main office of the SEC in Washington, D.C. upon payment of the prescribed fee. Further information about the Policies is also available from the Home Office of Northwestern Mutual Life. The address and telephone number are on the cover of this prospectus.

EXPERTS


The financial statements of Northwestern Mutual Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Account as of December 31, 1997 and for each of the two years in the period ended December 31, 1997 included in this prospectus have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Actuarial matters included in this prospectus have been examined by William C. Koenig, F.S.A., Senior Vice President and Chief Actuary of Northwestern Mutual Life. His opinion is filed as an exhibit to the registration statement.

VARIABLE LIFE ACCOUNTANTS' LETTER

                 [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and Aggressive Growth Stock Division, International Equity Division, Growth Stock Division, Growth and Income Stock Division, the Index 500 Stock Division, the Balanced Division, High Yield Bond Division, Select Bond Division, and Money Market Division thereof at December 31, 1997, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1997 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.


                                                  /s/ PRICE WATERHOUSE LLP

Milwaukee, Wisconsin
January 27, 1998

                                       --

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Financial Statements
DECEMBER 31, 1997

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       23,568 shares (cost $66,748)...............  $  78,645
      International Equity
       31,449 shares (cost $46,440)...............     53,117
      Growth Stock
       17,809 shares (cost $26,009)...............     32,234
      Growth and Income Stock
       27,339 shares (cost $36,512)...............     36,389
      Index 500 Stock
       40,734 shares (cost $74,358)...............    107,700
      Balanced
       63,446 shares (cost $90,745)...............    126,320
      High Yield Bond
       8,280 shares (cost $9,262).................      8,802
      Select Bond
       7,233 shares (cost $8,546).................      9,092
      Money Market
       21,899 shares (cost $21,899)...............     21,899   $ 474,198
                                                    ---------
Due from Sale of Fund Shares..................................        978
Due from Northwestern Mutual Life Insurance Company...........        382
                                                                ---------
      Total Assets............................................  $ 475,558
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $     978
  Due on Purchase of Fund Shares..............................        382
                                                                ---------
      Total Liabilities.......................................      1,360
                                                                ---------
EQUITY (NOTE 8)
  Policies Issued Before October 11, 1995.....................    315,462
  Policies Issued On or After October 11, 1995................    158,736
                                                                ---------
      Total Equity............................................    474,198
                                                                ---------
      Total Liabilities and Equity............................  $ 475,558
                                                                ---------
                                                                ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                               AGGRESSIVE GROWTH STOCK
                                          COMBINED                    DIVISION            INTERNATIONAL EQUITY DIVISION
                                ---------------------------   --------------------------  -----------------------------
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1997           1996           1997          1996          1997            1996
                                ------------   ------------   ------------  ------------  -------------   -------------
INVESTMENT INCOME
  Dividend Income.............   $  24,262      $  11,085     $  3,345        $    892       $  1,286      $    924
  Mortality and Expense
    Risks.....................       1,788          1,102          271             139            197           100
  Taxes.......................         767            461          116              57             85            42
                                 ----------     ----------    ---------       ---------      ---------     --------
  Net Investment Income.......      21,707          9,522        2,958             696          1,004           782
                                 ----------     ----------    ---------       ---------      ---------     --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       4,871          2,405          231             301            203            49
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      42,532         21,398        5,109           2,690          2,358         3,197
                                 ----------     ----------    ---------       ---------      ---------     --------
  Net Gain (Loss) on
    Investments...............      47,403         23,803        5,340           2,991          2,561         3,246
                                 ----------     ----------    ---------       ---------      ---------     --------
  Increase in Equity Derived
    from Investment
    Activity..................      69,110         33,325        8,298           3,687          3,565         4,028
                                 ----------     ----------    ---------       ---------      ---------     --------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................     170,672        101,055       21,502          11,065         12,656         8,006
  Policy Loans, Surrenders,
    and Death Benefits........     (23,728)       (16,316)      (4,003)         (2,117)        (2,787)       (1,566)
  Mortality and Other (net)...     (28,427)       (16,382)      (3,791)         (1,943)        (2,368)       (1,529)
  Transfers from Other
    Divisions.................      86,366         45,652       19,008          14,807         14,866         6,728
  Transfers to Other
    Divisions.................     (86,366)       (45,652)      (4,091)         (1,660)        (2,149)         (827)
                                 ----------     ----------    ---------       ---------      ---------     --------
Increase in Equity Derived
  from Equity Transactions....     118,517         68,357       28,625          20,152         20,218        10,812
                                 ----------     ----------    ---------       ---------      ---------     --------
Net Increase in Equity........     187,627        101,682       36,923          23,839         23,783        14,840

EQUITY
  Beginning of Period.........     286,571        184,889       41,724          17,885         29,333        14,493
                                 ----------     ----------    ---------       ---------      ---------     --------
  End of Period...............   $ 474,198      $ 286,571     $ 78,647        $ 41,724       $ 53,116      $ 29,333
                                 ----------     ----------    ---------       ---------      ---------     --------
                                 ----------     ----------    ---------       ---------      ---------     --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statement of Operations and Changes in Equity
(IN THOUSANDS)


                                    GROWTH STOCK DIVISION       GROWTH & INCOME STOCK DIVISION        INDEX 500 STOCK DIVISION
                                -----------------------------   -------------------------------   --------------------------------
                                 YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                    1997            1996             1997             1996             1997              1996
                                ------------   -------------   --------------   --------------   ---------------   --------------
INVESTMENT INCOME
  Dividend Income.............    $  1,413       $    564         $  7,776          $  1,458        $   2,579         $  1,153
  Mortality and Expense
    Risks.....................         105             46              120                58              395              221
  Taxes.......................          45             19               52                24              169               93
                                  ---------      ---------        ---------         ---------       ----------        ---------
  Net Investment Income.......       1,263            499            7,604             1,376            2,015              839
                                  ---------      ---------        ---------         ---------       ----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............         172             88              173               117            2,375              359
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       4,151          1,191           (1,823)              728           17,772            8,074
                                  ---------      ---------        ---------         ---------       ----------        ---------
  Net Gain (Loss) on
    Investments...............       4,323          1,279           (1,650)              845           20,147            8,433
                                  ---------      ---------        ---------         ---------       ----------        ---------
  Increase in Equity Derived
    from Investment
    Activity..................       5,586          1,778            5,954             2,221           22,162            9,272
                                  ---------      ---------        ---------         ---------       ----------        ---------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................       7,334          3,397            7,537             4,523           19,733           12,626
  Policy Loans, Surrenders,
    and Death Benefits........      (1,314)          (436)          (1,842)             (692)          (5,039)          (3,465)
  Mortality and Other (net)...      (1,329)          (665)          (1,457)             (867)          (4,127)          (2,351)
  Transfers from Other
    Divisions.................       8,851          4,758           10,673             3,950           20,024            8,372
  Transfers to Other
    Divisions.................      (1,341)          (447)          (1,104)             (974)          (3,783)          (2,211)
                                  ---------      ---------        ---------         ---------       ----------        ---------
Increase in Equity Derived
  from Equity Transactions....      12,201          6,607           13,807             5,940           26,808           12,971
                                  ---------      ---------        ---------         ---------       ----------        ---------
Net Increase in Equity........      17,787          8,385           19,761             8,161           48,970           22,243

EQUITY
  Beginning of Period.........      14,446          6,061           16,628             8,467           58,729           36,486
                                  ---------      ---------        ---------         ---------       ----------        ---------
  End of Period...............    $ 32,233       $ 14,446         $ 36,389          $ 16,628        $ 107,699         $ 58,729
                                  ---------      ---------        ---------         ---------       ----------        ---------
                                  ---------      ---------        ---------         ---------       ----------        ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                       BALANCED DIVISION            HIGH YIELD BOND DIVISION
                                -------------------------------   -----------------------------
                                  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     1997             1996            1997            1996
                                --------------   --------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............     $  5,105         $  5,010         $ 1,370         $   400
  Mortality and Expense
    Risks.....................          558              452              29              13
  Taxes.......................          239              193              12               5
                                   ---------        ---------        --------        --------
  Net Investment Income.......        4,308            4,365           1,329             382
                                   ---------        ---------        --------        --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............        1,655            1,462              26              21
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       15,262            5,413            (531)             83
                                   ---------        ---------        --------        --------
  Net Gain (Loss) on
    Investments...............       16,917            6,875            (505)            104
                                   ---------        ---------        --------        --------
  Increase in Equity Derived
    from Investment
    Activity..................       21,225           11,240             824             486
                                   ---------        ---------        --------        --------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................       15,394           15,417           1,922           1,101
  Policy Loans, Surrenders,
    and Death Benefits........       (7,260)          (7,030)           (349)           (243)
  Mortality and Other (net)...       (3,395)          (3,034)           (339)           (193)
  Transfers from Other
    Divisions.................        4,266            2,467           3,276           1,043
  Transfers to Other
    Divisions.................       (4,734)          (5,909)           (425)           (449)
                                   ---------        ---------        --------        --------
Increase in Equity Derived
  from Equity Transactions....        4,271            1,911           4,085           1,259
                                   ---------        ---------        --------        --------
Net Increase in Equity........       25,496           13,151           4,909           1,745

EQUITY
  Beginning of Period.........      100,826           87,675           3,892           2,147
                                   ---------        ---------        --------        --------
  End of Period...............     $126,322         $100,826         $ 8,801         $ 3,892
                                   ---------        ---------        --------        --------
                                   ---------        ---------        --------        --------


                                   SELECT BOND DIVISION           MONEY MARKET DIVISION
                                ---------------------------   -----------------------------
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    1997           1996           1997            1996
                                ------------   ------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $   436        $   176        $    952        $    508
  Mortality and Expense
    Risks.....................         35             26              78              47
  Taxes.......................         15             11              34              17
                                  --------       --------       ---------       ---------
  Net Investment Income.......        386            139             840             444
                                  --------       --------       ---------       ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............         36              8              --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................        234             22              --              --
                                  --------       --------       ---------       ---------
  Net Gain (Loss) on
    Investments...............        270             30               0               0
                                  --------       --------       ---------       ---------
  Increase in Equity Derived
    from Investment
    Activity..................        656            169             840             444
                                  --------       --------       ---------       ---------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      1,820          1,356          82,774          43,564
  Policy Loans, Surrenders,
    and Death Benefits........       (311)          (191)           (823)           (576)
  Mortality and Other (net)...       (560)          (248)        (11,061)         (5,552)
  Transfers from Other
    Divisions.................      2,000            954           3,402           2,573
  Transfers to Other
    Divisions.................       (756)          (553)        (67,983)        (32,622)
                                  --------       --------       ---------       ---------
Increase in Equity Derived
  from Equity Transactions....      2,193          1,318           6,309           7,387
                                  --------       --------       ---------       ---------
Net Increase in Equity........      2,849          1,487           7,149           7,831

EQUITY
  Beginning of Period.........      6,243          4,756          14,750           6,919
                                  --------       --------       ---------       ---------
  End of Period...............    $ 9,092        $ 6,243        $ 21,899        $ 14,750
                                  --------       --------       ---------       ---------
                                  --------       --------       ---------       ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NOTES TO FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Fund is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1997 by each Division are shown below:

                                            PURCHASES         SALES
                                          --------------  --------------
Aggressive Growth Division..............  $   32,148,589  $      564,378
International Equity Division...........      22,025,927         803,101
Growth Stock Division...................      13,899,147         435,326
Growth & Income Stock
Division................................      21,933,009         522,627
Index 500 Stock Division................      33,585,092       4,761,393
Balanced Division.......................      13,206,373       4,627,540
High Yield Bond Division................       5,627,863         213,319
Select Bond Division....................       3,269,526         691,055
Money Market Division...................      31,100,613      23,952,747

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual Life. Generally, for policies issued before October 11, 1995, and policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual or single premiums before accounts are allocated to the Account. These deductions are for (1) sales load,
(2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual Life to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual Life. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for policies issued before October 11, 1995, Northwestern Mutual Life charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for policies issued on or after October 11, 1995, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual Life reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually paid their premiums. Northwestern Mutual Life's equity represents any unpaid portion of net annual premiums.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 8 -- Equity Values by Division are shown below:

                                                                                          POLICIES ISSUED BEFORE
                                                                                             OCTOBER 11, 1995
                                                                                                EQUITY OF:
                                                                                         ------------------------    TOTAL
                                                                                         POLICYOWNERS      NML       EQUITY
                                                                                         -------------  ---------  ----------
Aggressive Growth Stock Division.......................................................   $   35,423    $  4,027   $  39,450
International Equity Division..........................................................       28,405       3,253      31,658
Growth Stock Division..................................................................       14,641       1,420      16,061
Growth and Income Stock Division.......................................................       19,349       1,808      21,157
Index 500 Stock Division...............................................................       67,754       4,993      72,747
Balanced Division......................................................................      113,340       5,378     118,718
High Yield Bond Division...............................................................        4,331         427       4,758
Select Bond Division...................................................................        5,969         449       6,418
Money Market Division..................................................................        4,274         221       4,495
                                                                                         -------------  ---------  ----------
                                                                                          $  293,486    $ 21,976   $ 315,462
                                                                                         -------------  ---------  ----------
                                                                                         -------------  ---------  ----------

                                                                                          POLICIES ISSUED ON OR
                                                                                          AFTER OCTOBER 11, 1995
                                                                                                EQUITY OF:
                                                                                         ------------------------    TOTAL
                                                                                         POLICYOWNERS      NML       EQUITY
                                                                                         -------------  ---------  ----------
Aggressive Growth Stock Division.......................................................   $   26,389    $ 12,807   $  39,196
International Equity Division..........................................................       14,079       7,381      21,460
Growth Stock Division..................................................................       10,886       5,287      16,173
Growth and Income Stock Division.......................................................        9,982       5,249      15,231
Index 500 Stock Division...............................................................       23,177      11,775      34,952
Balanced Division......................................................................        5,155       2,448       7,603
High Yield Bond Division...............................................................        2,798       1,245       4,043
Select Bond Division...................................................................        2,034         640       2,674
Money Market Division..................................................................        5,841      11,563      17,404
                                                                                         -------------  ---------  ----------
                                                                                          $  100,341    $ 58,395   $ 158,736
                                                                                         -------------  ---------  ----------
                                                                                         -------------  ---------  ----------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1997        1996
                                                    ---------   ---------
ASSETS
    Bonds.........................................  $  32,359   $  29,076
    Common and preferred stocks...................      6,524       4,728
    Mortgage loans................................     10,835       9,564
    Real estate...................................      1,372       1,385
    Policy loans..................................      7,163       6,802
    Other investments.............................      2,026       1,714
    Cash and temporary investments................        572       1,131
    Due and accrued investment income.............        795         764
    Other assets..................................      1,275       1,177
    Separate account assets.......................      8,160       6,339
                                                    ---------   ---------
        Total assets..............................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------
LIABILITIES AND GENERAL CONTINGENCY RESERVE
    Reserves for policy benefits..................  $  47,343   $  43,209
    Policy benefit and premium deposits...........      1,624       1,567
    Policyowner dividends payable.................      2,640       2,350
    Interest maintenance reserve..................        461         299
    Asset valuation reserve.......................      1,974       1,538
    Income taxes payable..........................      1,043         942
    Other liabilities.............................      3,735       2,921
    Separate account liabilities..................      8,160       6,339
                                                    ---------   ---------
        Total liabilities.........................     66,980      59,165
    General contingency reserve...................      4,101       3,515
                                                    ---------   ---------
        Total liabilities and general contingency
         reserve..................................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS

(IN MILLIONS)

                                                          FOR THE YEAR ENDED
                                                              DECEMBER 31,
                                                    ------------------------------
                                                      1997       1996       1995
                                                    --------   --------   --------
REVENUE
    Premiums......................................  $ 7,294    $ 6,667    $ 6,196
    Net investment income.........................    4,171      3,836      3,673
    Policy benefits left with Company and other
     income.......................................      861        759        733
                                                    --------   --------   --------
        Total revenue.............................   12,326     11,262     10,602
                                                    --------   --------   --------
BENEFITS AND EXPENSES
    Benefit payments to policyowners and
     beneficiaries:
      Death benefits..............................      775        673        655
      Surrender benefits..........................    1,422      1,182      1,375
      Disability benefits.........................      227        202        174
      Annuity benefits............................      140        128         92
      Matured endowments..........................       58         52         48
      Payments from policy benefits left with
       Company....................................      707        684        590
                                                    --------   --------   --------
        Benefits paid.............................    3,329      2,921      2,934
    Net transfers to separate accounts............      566        579        236
    Net additions to policy reserves..............    4,026      3,701      3,506
                                                    --------   --------   --------
        Total benefits............................    7,921      7,201      6,676
    Operating expenses............................    1,138      1,043      1,026
                                                    --------   --------   --------
        Total benefits and expenses...............    9,059      8,244      7,702
                                                    --------   --------   --------
Gain from operations before income taxes and
 dividends........................................    3,267      3,018      2,900
Policyowner dividends.............................    2,636      2,341      2,111
                                                    --------   --------   --------
Gain from operations before taxes.................      631        677        789
Income tax expense................................      356        452        467
                                                    --------   --------   --------
Net gain from operations..........................      275        225        322
Net realized capital gains........................      414        395        137
                                                    --------   --------   --------
        Net income................................  $   689    $   620    $   459
                                                    --------   --------   --------
                                                    --------   --------   --------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CHANGES IN GENERAL CONTINGENCY RESERVE

(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1997        1996        1995
                                                      -------     -------     -------
BEGINNING OF YEAR BALANCE.........................    $3,515      $2,786      $2,225
  Net income......................................       689         620         459
  Increase in net unrealized capital gains........       576         295         373
  Increase in investment reserves.................      (526)       (176)       (237)
  Other, net......................................      (153)        (10)        (34)
                                                      -------     -------     -------
  Net increase in general contingency reserve.....       586         729         561
                                                      -------     -------     -------
END OF YEAR BALANCE...............................    $4,101      $3,515      $2,786
                                                      -------     -------     -------
                                                      -------     -------     -------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1997         1996         1995
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance and annuity premiums................    $ 8,093      $ 7,361      $ 6,864
    Investment income received....................      3,928        3,634        3,480
    Net disbursement of policy loans..............       (360)        (326)        (331)
    Benefits paid to policyowners and
     beneficiaries................................     (3,316)      (2,912)      (2,939)
    Net transfers to separate accounts............       (565)        (579)        (236)
    Policyowner dividends paid....................     (2,347)      (2,105)      (1,945)
    Operating expenses and taxes..................     (1,722)      (1,663)      (1,364)
    Other, net....................................        564        1,558          381
                                                      -------      -------      -------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,275        4,968        3,910
                                                      -------      -------      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     38,284       31,942       25,317
    Common and preferred stocks...................      9,057        4,570        2,465
    Mortgage loans................................      1,012        1,253          431
    Real estate...................................        302          178           48
    Other invested assets.........................        398          316          149
                                                      -------      -------      -------
                                                       49,053       38,259       28,410
                                                      -------      -------      -------
COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     41,169       35,342       27,596
    Common and preferred stocks...................      9,848        4,463        2,562
    Mortgage loans................................      2,309        2,455        1,883
    Real estate...................................        202          125          202
    Other invested assets.........................        359          255          336
                                                      -------      -------      -------
                                                       53,887       42,640       32,579
                                                      -------      -------      -------
    NET CASH USED IN INVESTING ACTIVITIES.........     (4,834)      (4,381)      (4,169)
                                                      -------      -------      -------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY
 INVESTMENTS......................................       (559)         587         (259)
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................      1,131          544          803
                                                      -------      -------      -------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $   572      $ 1,131      $   544
                                                      -------      -------      -------
                                                      -------      -------      -------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1997, 1996 AND 1995

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis
(1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and
(4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                      structured securities are amortized using estimated
                                      prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at market value, preferred stocks are generally carried at cost, and unconsolidated
                                      subsidiaries are recorded as equity in subsidiaries' net
                                      assets
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                      estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint ventures which are valued at
                                      equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

CASH AND TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's prorated portion of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation and depletion related to energy assets.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested assets held by the Company using a formula prescribed by state regulations. The AVR is designed to stabilize the general contingency reserves against potential declines in the value of investments.

SEPARATE ACCOUNT BUSINESS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds and/or a fixed interest rate option. Separate account assets are reported at fair market value.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined by actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

POLICYOWNER DIVIDENDS

All life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain 1996 and 1995 financial statement balances have been reclassified to conform to the current year presentation.

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated market values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated market value of the Company's debt securities at December 31, 1997 and 1996 are as follows:

                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    -------       ------          -----       -------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    -------       ------          -----       -------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    -------       ------          -----       -------
                                                    -------       ------          -----       -------


                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1996                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 4,789       $  171          $  (2)      $ 4,958
Mortgage-backed securities........................    6,747          179            (38)        6,888
Corporate and other debt securities...............   17,540          776            (99)       18,217
                                                    -------       ------          -----       -------
                                                     29,076        1,126           (139)       30,063
Preferred stocks..................................       84            6             (1)           89
                                                    -------       ------          -----       -------
Total.............................................  $29,160       $1,132          $(140)      $30,152
                                                    -------       ------          -----       -------
                                                    -------       ------          -----       -------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

The statement value of debt securities by contractual maturity at December 31, 1997 and 1996 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1997           1996
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   605        $   457
Due after one year through five years.............      4,878          4,077
Due after five years through ten years............      9,760          7,802
Due after ten years...............................     10,268         10,077
                                                      -------        -------
                                                       25,511         22,413
Mortgage-backed securities........................      7,015          6,747
                                                      -------        -------
                                                      $32,526        $29,160
                                                      -------        -------
                                                      -------        -------

STOCKS

The estimated market values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The cost of common and preferred stock held by the Company at December 31, 1997 and 1996 is $5.0 billion and $3.7 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of properties.

The fair value of mortgage loans as of December 31, 1997 and 1996 was approximately $11.5 billion and $9.8 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1997, real estate includes $61 million acquired through foreclosure and $124 million of home office real estate. In 1997 and 1996, the Company recorded unrealized losses of $2 million and $43 million, respectively, for the excess of carrying value over fair value of certain real estate investments and mortgage loans.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1997, 1996 and 1995 are as follows:

                                             FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                              DECEMBER 31, 1997                         DECEMBER 31, 1996
                                   ---------------------------------------   ---------------------------------------
                                                                   NET                                       NET
                                                                REALIZED                                  REALIZED
                                    REALIZED      REALIZED        GAINS       REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)        GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------   -----------   -----------   -----------
                                                                     (IN MILLIONS)
Bonds............................      $  518         $(269)         $249        $  396         $(383)         $ 13
Common and preferred Stocks......         533          (150)          383           580          (115)          465
Mortgage loans...................          14           (14)            -             2           (15)          (13)
Real estate......................         100            (2)           98            36             0            36
Other invested assets............         338          (105)          233           204           (51)          153
                                       ------         -----          ----        ------         -----          ----
                                       $1,503         $(540)         $963        $1,218         $(564)         $654
                                       ------         -----          ----        ------         -----          ----
                                       ------         -----          ----        ------         -----          ----
Less: Capital gains taxes........                                     340                                       224
Less: IMR deferrals..............                                     209                                        35
                                                                     ----                                      ----
Net realized capital gains.......                                    $414                                      $395
                                                                     ----                                      ----
                                                                     ----                                      ----

                                             FOR THE YEAR ENDED
                                              DECEMBER 31, 1995
                                   ---------------------------------------
                                                                   NET
                                                                REALIZED
                                    REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------

Bonds............................      $  576         $(130)         $446
Common and preferred Stocks......         574          (429)          145
Mortgage loans...................           2           (32)          (30)
Real estate......................          14            (3)           11
Other invested assets............         188           (95)           93
                                       ------         -----          ----
                                       $1,354         $(689)         $665
                                       ------         -----          ----
                                       ------         -----          ----
Less: Capital gains taxes........                                     239
Less: IMR deferrals..............                                     289
                                                                     ----
Net realized capital gains.......                                    $137
                                                                     ----
                                                                     ----

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion and $1.0 billion are included in the consolidated statements of financial position at December 31, 1997 and 1996, respectively, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 18.4% (20.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1997, the market value of the Company's investment in MGIC exceeded the statement value of $273 million by $768 million.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.8 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps. In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997.

The Company held the following positions for hedging purposes at December 31, 1997:

                                                     NOTIONAL
DERIVATIVE FINANCIAL INSTRUMENT                      AMOUNTS                         RISKS REDUCED
---------------------------------------------   ------------------  ---------------------------------------------
                                                  (IN MILLIONS)
Foreign Currency Forward Contracts...........         $564          Currency exposure on foreign denominated
                                                                     investments.
Common Stock Futures.........................          327          Stock market price fluctuation.
Bond Futures.................................           95          Bond market price fluctuation.
Options to acquire Interest Rate Swaps.......          530          Interest rates payable on certain annuity and
                                                                     insurance contracts.
Foreign Currency and Interest Rate Swaps.....          209          Interest rates on variable rate notes and
                                                                     currency exposure on foreign denominated
                                                                     bonds.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

The notional amount of equity swaps outstanding at December 31, 1997 was $143 million.

The hedges are recorded by the Company in the same manner as the underlying investments. Foreign currency forwards, foreign currency swaps, stock futures, and options to acquire interest rate swaps are reported at market value. There is no statement value reported for interest rate swaps and bond futures prior to the settlement of the contract. Changes in the values of these contracts are expected to offset gains and losses on the hedged items. For hedges reported at market value, gains and losses are unrealized until expiration of the contract. The effect of derivative transactions is not material to the Company's results of operations or financial position.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued using CRVM with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are estimated using the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS


The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1997, the most recent actuarial valuation date available, the defined benefit plans were fully funded. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are required under the plan. The defined benefit and defined contribution plans' assets of $1.4 billion at December 31, 1997 are primarily invested in the separate accounts of the Company.


In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit cost for the year ended December 31, 1997 was a net benefit of $1.3 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees, interest cost and return on plan assets totaling $3.6 million, offset by gains from favorable differences between actuarial assumptions and actual experience of $4.9 million.

                                    DECEMBER 31,          DECEMBER 31,
                                        1997                  1996
                                --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)....................  $34 million           $35 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).......................  $50 million           $43 million
Discount rate.................  7%                    7%
Health care cost trend rate...  10% to an ultimate    10% to an ultimate
                                 5%, declining 1%      5%, declining 1%
                                 for 5 years           for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1997 would be increased by $4 million.

At December 31, 1997, the recorded postretirement benefit obligation was reduced by $20 million for assets funded for postretirement health care benefits.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 5 -- REINSURANCE


In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and co-insurance contracts. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.


The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Benefit reserves at December 31, 1997 and 1996 are reported net of reinsurance of $435 million and $355 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                                     1997      1996      1995
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $7,647    $7,064    $6,452
Reinsurance ceded.................................    (353)     (397)     (256)
                                                    -------   -------   -------
Net premium revenue...............................  $7,294    $6,667    $6,196
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,057    $7,348    $6,818
Reinsurance recoveries............................    (136)     (147)     (142)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $7,921    $7,201    $6,676
                                                    -------   -------   -------
                                                    -------   -------   -------

In addition, the Company received $115 million, $93 million and $67 million in 1997, 1996 and 1995 respectively, from reinsurers representing reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before income tax expense (after dividends) in 1997, 1996 and 1995 were 56%, 67% and 60%, respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% because, (1) the Company pays a tax that is assessed only on mutual life insurance companies which treats a portion of policyholder dividends like nondeductible dividends paid to shareholders of stock companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 7 -- CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $112 million at December 31, 1997 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

             [LOGO]
[LOGO]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of operations, of changes in general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated January 24, 1996, we expressed an opinion that the 1995 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary were domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1997 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, on the basis of accounting described in Note 1.


                                                  /s/ PRICE WATERHOUSE LLP

January 26, 1998

 APPENDIX


ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND ACCUMULATED PREMIUMS. The tables on the following pages illustrate how the death benefit and cash value for a Whole Life Policy, an Extra Ordinary Life Policy and a Single Premium Life Policy would vary over time based on hypothetical investment results. The tables assume gross (after tax) investment return rates of 0%, 6% and 12% on assets of the Fund. The Policies illustrated are for male insureds, select risks, age 35. The illustration for the Whole Life Policy is on page 43. The illustrations for Extra Ordinary Life Policies are on pages 44 through 46. The illustration for the Single Premium Life Policy is on page 47.



The death benefits and cash values would be different from those shown if the gross investment return rate averaged 0%, 6% or 12%, but fluctuated over and under the average rate at various points in time. The values would also be different, depending on the Account divisions selected by the owner of the Policy, if the return rate for the nine Fund Portfolios averaged 0%, 6% or 12%, but the rates for each individual Portfolio varied over and under the average.



The amounts shown as the death benefits and cash values reflect the deductions from premiums, the charge at the annual rate of .50% of the Account's assets for mortality and expense risks and the charge at the annual rate of .20% of the Account's assets for taxes. The amounts shown as the cash values for the Single Premium Life Policy reflect the deduction for sales costs during the first ten Policy years. The amounts shown also reflect the average of the investment advisory fees and the other Fund expenses applicable to each of the nine Portfolios of the Fund during 1997 at the annual rate of .45% of the Fund's net assets. See "Deductions and Charges", p. 7. Thus the 0%, 6% and 12% gross hypothetical return rates on the Fund's assets are equivalent to the net rates of -1.15%, 4.85% and 10.85% on the assets of the Account.



The second column of each table shows the amount which would accumulate if an amount equal to the annual or single premium were invested to earn interest, after taxes, at the stated interest rate compounded annually.



The death benefits and corresponding cash values shown for paid-up additions purchased with dividends illustrate benefits which would be paid if investment returns of 0%, 6% and 12% are realized, if mortality and expense experience in the future is as currently experienced and if the current dividend scale remains unchanged. See "Annual Dividends," p. 13. HOWEVER, THERE IS NO GUARANTEE AS TO THE AMOUNT OF DIVIDENDS, IF ANY, THAT WILL BE PAID UNDER A POLICY. Although the tables are based on the assumption that dividends will be used to purchase additional paid-up death benefits, other dividend options are available. The Extra Ordinary Life Policy is designed for a purchaser who intends to use all dividends to purchase paid-up additions. See "Extra Ordinary Life Policy," p. 11.



A comparable illustration based on a proposed insured's age, sex and risk classification and proposed face amount or premium is available upon request.

                         VARIABLE WHOLE LIFE INSURANCE POLICY
                                  MALE ISSUE AGE 35
                   $500 ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK
                                 FACE AMOUNT $30,979
                     DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS






                                         0%                                6%                                      12%
                                   DEATH BENEFIT*                    DEATH BENEFIT*                          DEATH BENEFIT*
                PREMIUMS       ASSUMING HYPOTHETICAL             ASSUMING HYPOTHETICAL                   ASSUMING HYPOTHETICAL
               ACCUMULATED    GROSS ANNUAL INVESTMENT           GROSS ANNUAL INVESTMENT                 GROSS ANNUAL INVESTMENT
                   AT              RATE OF RETURN                     RATE OF RETURN                         RATE OF RETURN
                           --------------------------------------------------------------------------------------------------------
   END OF     5% INTEREST      BASE     PAID-UP                   BASE     PAID-UP                    BASE     PAID-UP
 POLICY YEAR   PER YEAR      POLICY   ADDITIONS      TOTAL      POLICY   ADDITIONS       TOTAL      POLICY   ADDITIONS      TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
1                $   525    $30,979      $   73     $31,052     $30,983      $   73     $31,056     $31,012      $   73     $31,085
2                  1,076     30,979         163      31,142      30,998         167      31,165      31,133         172      31,305
3                  1,655     30,979         267      31,246      31,023         282      31,305      31,344         298      31,642
4                  2,263     30,979         384      31,363      31,058         417      31,475      31,648         452      32,100
5                  2,901     30,979         512      31,491      31,103         572      31,675      32,052         637      32,689
6                  3,571     30,979         647      31,626      31,158         745      31,903      32,559         853      33,412
7                  4,275     30,979         793      31,772      31,223         940      32,163      33,173       1,107      34,280
8                  5,013     30,979         946      31,925      31,297       1,155      32,452      33,898       1,401      35,299
9                  5,789     30,979       1,109      32,088      31,380       1,394      32,774      34,739       1,742      36,481
10                 6,603     30,979       1,279      32,258      31,472       1,657      33,129      35,701       2,134      37,835
15                11,329     30,979       2,145      33,124      32,055       3,269      35,324      42,534       4,964      47,498
20  (age 55)      17,360     30,979       2,782      33,761      32,825       5,213      38,038      53,434       9,604      63,038
30  (age 65)      34,880     30,979       3,050      34,029      34,843      10,421      45,264      93,060      29,639     122,699







                                         0%                                 6%                                  12%
                                    CASH VALUE*                        CASH VALUE*                         CASH VALUE
                               ASSUMING HYPOTHETICAL              ASSUMING HYPOTHETICAL              ASSUMING HYPOTHETICAL
              PREMIUMS              GROSS ANNUAL                       GROSS ANNUAL                       GROSS ANNUAL
             ACCUMULATED             INVESTMENT                         INVESTMENT                         INVESTMENT
                  AT                RATE OF RETURN                    RATE OF RETURN                      RATE OF RETURN
                           --------------------------------------------------------------------------------------------------------
   END OF    5% INTEREST       BASE     PAID-UP                   BASE      PAID-UP                   BASE     PAID-UP
 POLICY YEAR    PER YEAR      POLICY   ADDITIONS       TOTAL     POLICY    ADDITIONS      TOTAL      POLICY   ADDITIONS       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
1               $    525    $    91     $    18    $    109     $    98     $    18    $    116    $    106     $    18    $    124
2                  1,076        419          43         462         454          44         498         491          46         537
3                  1,655        739          74         813         823          78         901         913          82         995
4                  2,263      1,052         110       1,162       1,206         119       1,325       1,375         129       1,504
5                  2,901      1,370         151       1,521       1,615         169       1,784       1,897         188       2,085
6                  3,571      1,679         198       1,877       2,039         228       2,267       2,468         261       2,729
7                  4,275      1,979         250       2,229       2,477         297       2,774       3,094         350       3,444
8                  5,013      2,270         308       2,578       2,929         377       3,306       3,778         457       4,235
9                  5,789      2,552         373       2,925       3,395         469       3,864       4,527         586       5,113
10                 6,603      2,825         444       3,269       3,877         575       4,452       5,347         741       6,088
15                11,329      4,054         867       4,921       6,520       1,321       7,841      10,758       2,007      12,765
20  (age 55)      17,360      5,049       1,299       6,348       9,565       2,434      11,999      19,190       4,485      23,675
30  (age 65)      34,880      6,236       1,839       8,075      16,716       6,283      22,999      51,821      17,872      69,693






*    Assumes no policy loan has been made.


DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                    EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                  MALE ISSUE AGE 35
                  $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
           + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
              ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                   DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
           ASSUMING 0% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN





                                               DEATH BENEFIT (3)                                     CASH VALUE (3)
                          ------------------------------------------------------------------------------------------------------
              PREMIUMS
             ACCUMULATED                                   EXTRA LIFE PROTECTION                 CASH       CASH
                                                   ----------------------------------------
                   AT          TOTAL       MINIMUM    VARIABLE     VARIABLE                      VALUE    VALUE OF         TOTAL
   END OF    5% INTEREST       DEATH        DEATH    INSURANCE      PAID-UP       TERM          OF BASE    PAID-UP          CASH
 POLICY YEAR    PER YEAR      BENEFIT      BENEFIT      AMOUNT     ADDITIONS    INSURANCE       POLICY    ADDITIONS        VALUE
1               $  1,065     $100,000     $ 60,000    $    (43)     $    158     $ 39,842     $    153     $     41     $    194
2                  2,183      100,000       60,000        (209)          381       39,619          787          102          889
3                  3,356      100,000       60,000        (486)          657       39,343        1,408          182        1,590
4                  4,589      100,000       60,000        (865)          978       39,022        2,012          280        2,292
5                  5,883      100,000       60,000      (1,341)        1,336       38,664        2,629          396        3,025
6                  7,242      100,000       60,000      (1,905)        1,723       38,277        3,230          527        3,757
7                  8,669      100,000       60,000      (2,548)        2,139       37,861        3,813          676        4,489
8                 10,167      100,000       60,000      (3,262)        2,581       37,419        4,379          842        5,221
9                 11,740      100,000       60,000      (4,040)        3,051       36,949        4,926        1,027        5,953
10                13,392      100,000       60,000      (4,874)        3,546       36,454        5,456        1,232        6,688
15                22,975      100,000       60,000      (9,680)        6,073       33,927        7,845        2,455       10,300
20  (age 55)      35,205      100,000       60,000     (15,104)        7,564       32,436        9,779        3,532       13,311
30  (age 65)      70,737       91,028       60,000     (26,132)        6,500       24,528       12,088        3,919       16,007






(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                    EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                  MALE ISSUE AGE 35
                  $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
           + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
              ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                   DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
           ASSUMING 6% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN





                                               DEATH BENEFIT (3)                                     CASH VALUE (3)
                          ------------------------------------------------------------------------------------------------------
              PREMIUMS
             ACCUMULATED                                   EXTRA LIFE PROTECTION                 CASH       CASH
                                                   ----------------------------------------
                   AT          TOTAL       MINIMUM    VARIABLE     VARIABLE                      VALUE    VALUE OF         TOTAL
   END OF    5% INTEREST       DEATH        DEATH    INSURANCE      PAID-UP       TERM          OF BASE    PAID-UP          CASH
 POLICY YEAR    PER YEAR      BENEFIT      BENEFIT      AMOUNT     ADDITIONS    INSURANCE       POLICY    ADDITIONS        VALUE

1               $  1,065     $100,000     $ 60,000     $      7     $    158     $ 39,835     $    166     $     41     $    207
2                  2,183      100,000       60,000           35          390       39,575          853          104          957
3                  3,356      100,000       60,000           83          690       39,227        1,566          191        1,757
4                  4,589      100,000       60,000          150        1,054       38,796        2,303          302        2,605
5                  5,883      100,000       60,000          237        1,479       38,284        3,097          438        3,535
6                  7,242      100,000       60,000          343        1,959       37,698        3,919          600        4,519
7                  8,669      100,000       60,000          468        2,499       37,033        4,766          790        5,556
8                 10,167      100,000       60,000          611        3,099       36,290        5,643        1,011        6,654
9                 11,740      100,000       60,000          771        3,765       35,464        6,546        1,268        7,814
10                13,392      100,000       60,000          948        4,497       34,555        7,479        1,562        9,041
15                22,975      100,000       60,000        2,074        8,966       28,960       12,598        3,625       16,223
20  (age 55)      35,205      100,000       60,000        3,563       13,875       22,562       18,497        6,480       24,977
30  (age 65)      70,737      100,000       60,000        7,467       25,793        6,740       32,348       15,553       47,901






(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                    EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                  MALE ISSUE AGE 35
                  $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
           + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
              ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                   DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
           ASSUMING 12% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN





                                               DEATH BENEFIT (3)                                     CASH VALUE (3)
                          ------------------------------------------------------------------------------------------------------
              PREMIUMS
             ACCUMULATED                                   EXTRA LIFE PROTECTION                 CASH       CASH
                                                   ----------------------------------------
                   AT          TOTAL       MINIMUM    VARIABLE     VARIABLE                      VALUE    VALUE OF         TOTAL
   END OF    5% INTEREST       DEATH        DEATH    INSURANCE      PAID-UP       TERM          OF BASE    PAID-UP          CASH
 POLICY YEAR    PER YEAR      BENEFIT      BENEFIT      AMOUNT     ADDITIONS    INSURANCE       POLICY    ADDITIONS        VALUE

1                 $1,065     $100,000      $60,000          $58         $158      $39,784         $179          $41         $220
2                  2,183      100,000       60,000          285          400       39,315          920          107        1,027
3                  3,356      100,000       60,000          686          725       38,589        1,733          201        1,934
4                  4,589      100,000       60,000        1,267        1,137       37,596        2,624          326        2,950
5                  5,883      100,000       60,000        2,041        1,638       36,321        3,632          485        4,117
6                  7,242      100,000       60,000        3,014        2,231       34,755        4,737          683        5,420
7                  8,669      100,000       60,000        4,194        2,928       32,878        5,945          925        6,870
8                 10,167      100,000       60,000        5,590        3,740       30,670        7,268        1,220        8,488
9                 11,740      100,000       60,000        7,210        4,681       28,109        8,715        1,576       10,291
10                13,392      100,000       60,000        9,063        5,765       25,172       10,299        2,003       12,302
15                22,975      100,000       60,000       22,240       13,646        4,114       20,753        5,518       26,271
20  (age 55)      35,205      129,538       60,000       43,280       26,258            0       37,047       12,263       49,310
30  (age 65)      70,737      256,919       60,000      119,806       77,113            0      100,090       46,499      146,589






(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                    SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                  MALE ISSUE AGE 35
                                 FACE AMOUNT $25,000
                SINGLE PREMIUM FOR SELECT UNDERWRITING RISK: $6,443.25
                     DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS





                                         0%                                6%                                      12%
                                   DEATH BENEFIT*                    DEATH BENEFIT*                          DEATH BENEFIT*
                PREMIUMS       ASSUMING HYPOTHETICAL             ASSUMING HYPOTHETICAL                   ASSUMING HYPOTHETICAL
               ACCUMULATED    GROSS ANNUAL INVESTMENT           GROSS ANNUAL INVESTMENT                 GROSS ANNUAL INVESTMENT
                   AT              RATE OF RETURN                     RATE OF RETURN                         RATE OF RETURN
                           --------------------------------------------------------------------------------------------------------
   END OF     5% INTEREST      BASE     PAID-UP                   BASE     PAID-UP                    BASE     PAID-UP
 POLICY YEAR    PER YEAR      POLICY   ADDITIONS      TOTAL      POLICY   ADDITIONS       TOTAL      POLICY   ADDITIONS      TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
1               $  6,765   $ 25,000     $    50    $ 25,050    $ 25,205     $    50     $25,255    $ 26,652     $    50    $ 26,702
2                  7,104     25,000          92      25,092      25,412         106      25,518      28,413         116      28,529
3                  7,459     25,000         126      25,126      25,620         166      25,786      30,290         200      30,490
4                  7,832     25,000         152      25,152      25,830         232      26,062      32,292         305      32,597
5                  8,223     25,000         170      25,170      26,042         303      26,345      34,426         433      34,859
6                  8,635     25,000         181      25,181      26,256         380      26,636      36,701         587      37,288
7                  9,066     25,000         185      25,185      26,471         464      26,935      39,127         772      39,899
8                  9,520     25,000         183      25,183      26,688         556      27,244      41,714         993      42,707
9                  9,996     25,000         176      25,176      26,907         657      27,564      44,472       1,256      45,728
10                10,495     25,000         168      25,168      27,128         768      27,896      47,413       1,568      48,981
15                13,395     25,000         135      25,135      28,259       1,448      29,707      65,314       4,034      69,348
20  (age 55)      17,096     25,000         109      25,109      29,439       2,307      31,746      89,992       8,653      98,645
30  (age 65)      27,847     25,000          72      25,072      31,952       4,838      36,790     171,017      31,859     202,876







                                           0%                               6%                                  12%
                                      CASH VALUE*                      CASH VALUE*                         CASH VALUE
               PREMIUMS          ASSUMING HYPOTHETICAL            ASSUMING HYPOTHETICAL               ASSUMING HYPOTHETICAL
             ACCUMULATED        GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT             GROSS ANNUAL INVESTMENT
                  AT                RATE OF RETURN                    RATE OF RETURN                      RATE OF RETURN
                           --------------------------------------------------------------------------------------------------------
   END OF    5% INTEREST       BASE     PAID-UP                   BASE      PAID-UP                   BASE     PAID-UP
 POLICY YEAR    PER YEAR      POLICY   ADDITIONS       TOTAL     POLICY    ADDITIONS      TOTAL      POLICY   ADDITIONS       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

1                 $6,765     $5,666         $13      $5,679      $6,043         $13      $6,056      $6,419         $13      $6,432
2                  7,104      5,594          24       5,618       6,356          28       6,384       7,163          31       7,194
3                  7,459      5,527          35       5,562       6,684          46       6,730       7,982          55       8,037
4                  7,832      5,465          43       5,508       7,027          66       7,093       8,883          87       8,970
5                  8,223      5,409          50       5,459       7,386          89       7,475       9,872         128      10,000
6                  8,635      5,358          55       5,413       7,760         116       7,876      10,960         179      11,139
7                  9,066      5,313          58       5,371       8,150         146       8,296      12,153         244      12,397
8                  9,520      5,275          59       5,334       8,558         181       8,739      13,463         324      13,787
9                  9,996      5,242          59       5,301       8,983         221       9,204      14,899         423      15,322
10                10,495      5,217          58       5,275       9,426         266       9,692      16,475         544      17,019
15                13,395      4,705          54       4,759      11,427         585      12,012      26,412       1,631      28,043
20  (age 55)      17,096      4,209          50       4,259      13,749       1,077      14,826      42,029       4,041      46,070
30  (age 65)      27,847      3,259          43       3,302      19,267       2,917      22,184     103,124      19,211     122,335






*    Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

     NORTHWESTERN MUTUAL VARIABLE LIFE

     Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc.

     P  R  O   S   P   E   C   T   U   S



     NORTHWESTERN
     MUTUAL LIFE-REGISTERED TRADEMARK-

     PO Box 3095
     Milwaukee  WI  53201-3095

                                       PART II


                          CONTENTS OF REGISTRATION STATEMENT

     This amendment to the registration statement comprises the following papers and documents:

          The facing sheet

          The cross-reference sheet


          The prospectus consisting of 50 pages


          The undertaking with respect to fees and charges

          The signatures

          Written consents of the following persons:

               Price Waterhouse LLP (filed herewith as Exhibit C(1)

               William C. Koenig, F.S.A. (included in his opinion filed herewith as Exhibit C(6)

          The following exhibits:

               Exhibit C(1)        Consent of Price Waterhouse LLP

               Exhibit C(6)        Opinion of William C. Koenig, F.S.A.

          The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

               Exhibit A(6)(c)     Amendments to By-laws of The Northwestern
                                   Mutual Life Insurance Company dated July 23,
                                   1997.

          The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

               Exhibit A(6)(c)(1)  Amendment to By-laws of The Northwestern
                                   Mutual Life Insurance Company dated January
                                   28, 1998.


                                     UNDERTAKING


     The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 1998.

                              NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                              (Registrant)

                              By THE NORTHWESTERN MUTUAL LIFE
                                 INSURANCE COMPANY
                                 (Depositor)

Attest: JOHN M. BREMER                  By:  JAMES D. ERICSON
       ------------------------------      -------------------------------
       John M. Bremer, Executive Vice      James D. Ericson, President and
        President, General Counsel           Chief Executive Officer
        and Secretary
                                        By NORTHWESTERN MUTUAL INVESTMENT
                                           SERVICES, INC.
                                           (Depositor)

Attest: MERRILL C. LUNDBERG             By:  RICHARD L. HALL
       ------------------------------      -------------------------------
       Merrill C. Lundberg, Secretary      Richard L. Hall,
                                           President and CEO

     Pursuant to the requirements of the Securities Act of 1933, the depositors have duly caused this Amended Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and their seals to be hereunto affixed, all in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 1998.
                                        THE NORTHWESTERN MUTUAL LIFE
                                        INSURANCE COMPANY  (Depositor)

Attest: JOHN M. BREMER                  By: JAMES D. ERICSON
       ------------------------------      -------------------------------
       John M. Bremer, Executive Vice      James D. Ericson, President and
        President, General Counsel           Chief Executive Officer
        and Secretary
                                        NORTHWESTERN MUTUAL INVESTMENT
                                        SERVICES, INC.  (Depositor)

Attest: MERRILL C. LUNDBERG             By: RICHARD L. HALL
       ------------------------------      -------------------------------
       Merrill C. Lundberg, Secretary      Richard L. Hall,
                                            President and CEO

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                          Title
---------                          -----

JAMES D. ERICSON                   Trustee, President and        Dated April
------------------------------     Principal Executive and       28, 1998
James D. Ericson                   Financial Officer

GARY E. LONG                       Vice President, Controller
------------------------------     and Principal Accounting
Gary E. Long                       Officer


HAROLD B. SMITH*                   Trustee
------------------------------
Harold B. Smith


J. THOMAS LEWIS*                   Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*           Trustee
------------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*                Trustee
------------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*               Trustee
------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                 Trustee                       Dated April
------------------------------                                   28, 1998
Stephen F. Keller


PIERRE S. du PONT*                 Trustee
------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                    Trustee
------------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                Trustee
------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                 Trustee
------------------------------
Barry L. Williams


GORDON T. BEAHAM III*              Trustee
------------------------------
Gordon T. Beaham III


DANIEL F. MCKEITHAN, JR.*          Trustee
------------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*                 Trustee
------------------------------
Robert E. Carlson

EDWARD E. BARR*                    Trustee
------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                Trustee
------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*            Trustee
------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*            Trustee
------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*               Trustee
------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*               Trustee
------------------------------
George A. Dickerman


GUY A. OSBORN*                     Trustee                       Dated April
------------------------------                                   28, 1998
Guy A. Osborn


JOHN E. STEURI*                    Trustee
------------------------------
John E. Steuri


STEPHEN N. GRAFF*                  Trustee
------------------------------
Stephen N. Graff


BARBARA A. KING*                   Trustee
------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                Trustee
------------------------------
Timorhy D. Proctor




*By: JAMES D. ERICSON
     ------------------------------------
     James D. Ericson, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                  CONSENT OF ACTUARY


     The Consent of William C. Koenig, F.S.A., is contained in his opinion filed as Exhibit C(6).




                          CONSENT OF INDEPENDENT ACCOUNTANTS



     The Consent of Price Waterhouse LLP is filed as Exhibit C(1).

                                  POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1997 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 23rd day of July, 1997.



                              R. QUINTUS ANDERSON            Trustee
                              -------------------------------
                              R. Quintus Anderson



                              EDWARD E. BARR                 Trustee
                              -------------------------------
                              Edward E. Barr



                              GORDON T. BEAHAM III           Trustee
                              -------------------------------
                              Gordon T. Beaham III



                              ROBERT C. BUCHANAN             Trustee
                              -------------------------------
                              Robert C. Buchanan



                              ROBERT E. CARLSON              Trustee
                              -------------------------------
                              Robert E. Carlson



                              GEORGE A. DICKERMAN            Trustee
                              -------------------------------
                              George A. Dickerman

                              PIERRE S. du PONT              Trustee
                              -------------------------------
                              Pierre S. du Pont



                              JAMES D. ERICSON               Trustee
                              -------------------------------
                              James D. Ericson



                              J. E. GALLEGOS                 Trustee
                              -------------------------------
                              J. E. Gallegos



                              STEPHEN N. GRAFF               Trustee
                              -------------------------------
                              Stephen N. Graff



                              PATRICIA ALBJERG GRAHAM        Trustee
                              -------------------------------
                              Patricia Albjerg Graham



                              STEPHEN F. KELLER              Trustee
                              -------------------------------
                              Stephen F. Keller



                              BARBARA A. KING                Trustee
                              -------------------------------
                              Barbara A. King



                              J. THOMAS LEWIS                Trustee
                              -------------------------------
                              J. Thomas Lewis



                              DANIEL F. MCKEITHAN, JR.       Trustee
                              -------------------------------
                              Daniel F. McKeithan, Jr.



                              GUY A. OSBORN                  Trustee
                              -------------------------------
                              Guy A. Osborn

                              TIMOTHY D. PROCTOR             Trustee
                              -------------------------------
                              Timothy D. Proctor



                              DONALD J. SCHUENKE             Trustee
                              -------------------------------
                              Donald J. Schuenke



                              H. MASON SIZEMORE, JR.         Trustee
                              -------------------------------
                              H. Mason Sizemore, Jr.



                              HAROLD B. SMITH                Trustee
                              -------------------------------
                              Harold B. Smith



                              SHERWOOD H. SMITH, JR.         Trustee
                              -------------------------------
                              Sherwood H. Smith, Jr.



                              JOHN E. STEURI                 Trustee
                              -------------------------------
                              John E. Steuri



                              JOHN J. STOLLENWERK            Trustee
                              -------------------------------
                              John J. Stollenwerk



                              BARRY L. WILLIAMS              Trustee
                              -------------------------------
                              Barry L. Williams



                              KATHRYN D. WRISTON             Trustee
                              -------------------------------
                              Kathryn D. Wriston

                                    EXHIBIT INDEX
                             EXHIBITS FILED WITH FORM S-6
                          POST-EFFECTIVE AMENDMENT NO. 20 TO
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                         FOR
                      NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT



EXHIBIT NUMBER                          EXHIBIT NAME
--------------                          ------------


Exhibit C(1)                            Consent of Price Waterhouse LLP.

Exhibit C(6)                            Opinion of William C. Koenig, F.S.A.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

Exhibit A(6)(c)                         Amendments to By-laws of The
                                        Northwestern Mutual Life Insurance
                                        Company dated July 23, 1997.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

Exhibit A(6)(c)(1)                      Amendment to By-laws of The Northwestern
                                        Mutual Life Insurance Company dated
                                        January 28, 1998.






HOL03 : HOL03 Document Number 64984
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